------------------------------
                       UNITED STATES                       OMB APPROVAL
            SECURITIES AND EXCHANGE COMMISSION    ------------------------------
                  WASHINGTON, D.C. 20549          OMB Number:    3235-0578
                                                  Expires:   February 28, 2006
                                                  Estimated average burden hours
                                                  per response........20.0
                                                  ------------------------------

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number        811-01829
                                          --------------------------------------

                              Columbia Acorn Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts              02111
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                    ----------------------------

Date of fiscal year end:    12/31/05
                            --------------------

Date of reporting period:     9/30/05
                              ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Columbia Acorn Fund
     >Statement of Investments (Unaudited), September 30, 2005

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                                                         COMMON STOCKS AND OTHER
                                                   EQUITY-LIKE SECURITIES: 93.1%
--------------------------------------------------------------------------------
INFORMATION: 21.6%
                     SOFTWARE/SERVICES
                     >BUSINESS SOFTWARE: 3.4%
        11,500,000   Novell (b)                                          $85,675
                     Directory, Operating System & Identity
                     Management Software
         1,700,000   Kronos (b)(c)                                        75,888
                     Labor Management Solutions
         1,800,000   Avid Technology (b)                                  74,520
                     Digital Nonlinear Editing Software & Systems
         1,425,000   Micros Systems (b)                                   62,344
                     Information Systems for Restaurants & Hotels
         1,521,000   Sybase (b)                                           35,622
                     Database Software
         2,200,000   JDA Software Group (b)(c)                            33,396
                     Applications/Software & Services for Retailers
         1,360,000   Witness Systems (b)                                  28,410
                     Customer Experience Management Software
         1,602,000   MRO Software (b)(c)                                  26,978
                     Enterprise Maintenance Software
         3,000,000   Lawson Software (b)                                  20,820
                     Enterprise Resource Planning (ERP) Software
           460,000   Maximus                                              16,445
                     Outsourcer For Local Government
           928,000   SSA Global Technologies (b)                          16,333
                     Enterprise Resource Planning (ERP) Software
         6,000,000   Actuate (b)(c)                                       15,180
                     Information Delivery Software & Solutions
         2,131,000   Parametric Technology (b)                            14,853
                     Engineering Software & Services
         5,000,000   Indus International (b)(c)                           13,350
           600,000   Indus International (b)(c)                            1,602
                     Enterprise Asset Management Software
           440,000   Radiant Systems (b)                                   4,541
                     Point of Sale Systems for Convenience Stores
         1,250,000   ClickSoftware Technologies (b)                        2,038
                     Service Chain Optimization Software
--------------------------------------------------------------------------------
                                                                         527,995
                     >BUSINESS INFORMATION/BUSINESS
                     SERVICES/ PUBLISHING: 1.9%
         1,200,000   Getty Images (b)                                    103,248
                     Photographs for Publications & Electronic Media
         1,316,000   Fair Isaac                                           58,957
                     Credit Scoring & Decision Analytic Software
         2,120,000   Ceridian (b)                                         43,990
                     HR Services & Payment Processing
         1,836,000   Navigant Consulting (b)                              35,178
                     Financial Consulting Firm
         2,685,000   InfoUSA (b)                                          28,515
                     Business Data for Sales Leads
           500,000   Navteq (b)                                           24,975
                     Map Data for Electronic Devices
         1,700,000   PRIMEDIA (b)                                          6,953
                     Specialty Magazines & Other Publications
--------------------------------------------------------------------------------
                                                                         301,816


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >TRANSACTION PROCESSORS: 1.0%
         1,407,000   Global Payments                                    $109,352
                     Credit Card Processor
         9,000,000   Hong Kong Exchanges
                     & Clearing (Hong Kong)                               30,927
                     Hong Kong Equity & Derivatives Operator
         1,250,000   Pegasus Systems (b)(c)                               11,225
                     Transaction Processor for Hotel Industry
           600,000   Cubic                                                10,272
                     Revenue Collection & Defense Systems
--------------------------------------------------------------------------------
                                                                         161,776
                     >INTERNET: 0.9%
         9,500,000   Skillsoft Publishing (b)(c)                          43,510
                     Provider of Web-Based Learning
                     Solutions (E-Learning)
         3,000,000   RSA Security (b)                                     38,130
                     Enterprise Security Software
         2,000,000   ValueClick (b)                                       34,180
                     Internet Advertising
         1,500,000   Cnet Networks (b)                                    20,355
                     Internet Advertising on Niche Websites
         1,879,808   Vital Stream, Cl. C (b)                               2,068
                     Streaming Services for the Internet
--------------------------------------------------------------------------------
                                                                         138,243
                     >ELECTRONICS DISTRIBUTION: 0.8%
         2,325,000   Avnet (b)                                            56,846
                     Electronic Components Distribution
           655,000   CDW                                                  38,593
                     Technology Reseller
           680,000   Tech Data (b)                                        24,963
                     I/T Distributor
           710,000   Agilysys                                             11,956
                     I/T Distributor
--------------------------------------------------------------------------------
                                                                         132,358
                     >COMPUTER SERVICES: 0.6%
         4,000,000   Bearing Point (b)                                    30,360
                     Business Consulting & Technology Strategy
         5,000,000   Igate Capital (b)(c)                                 18,150
                     I/T & BPO Outsourcing Services
         4,600,000   AnswerThink Consulting (b)(c)                        17,940
                     I/T Integration & Best Practice Research
         2,000,000   Ciber (b)                                            14,860
                     Software Services & Staffing
         1,272,000   Analysts International (b)(c)                         3,371
                     Technology Staffing Services
         1,025,000   New Horizons Worldwide (b)(c)                         2,716
                     Computer Training Services
--------------------------------------------------------------------------------
                                                                          87,397
                     >CONSUMER SOFTWARE: 0.3%
         1,333,000   Activision (b)                                       27,260
                     Entertainment Software
         1,050,000   THQ (b)                                              22,386
                     Entertainment Software
--------------------------------------------------------------------------------
                                                                          49,646

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     COMPUTER RELATED HARDWARE
                     >COMPUTER HARDWARE/RELATED SYSTEMS: 2.6%
         1,525,000   Unova (b)                                           $53,344
                     Barcode & Wireless LAN Systems
           371,900   Neopost (France)                                     36,071
                     Postage Meter Machines
         1,070,000   Avocent (b)                                          33,855
                     Computer Control Switches
           660,000   Rogers (b)                                           25,542
                     PCB Laminates & High Performance Foams
         9,761,000   Advantech (Taiwan)                                   24,463
                     Embedded Computers
         1,360,000   II VI (b)                                            24,126
                     Laser Components
         1,173,000   Belden CDT                                           22,791
                     Specialty Cable
         1,870,000   CTS (c)                                              22,627
                     Electronic Components, Sensors & EMS
           230,000   Wincor Nixdorf (Germany)                             22,135
                     Retail POS Systems & ATM Machines
           530,000   Zebra Technologies (b)                               20,718
                     Bar Code Printers
         2,100,000   Symbol Technologies                                  20,328
                     Mobile Computers & Barcode Scanners
           495,000   Amphenol                                             19,968
                     Electronic Connectors
           625,000   Excel Technologies (b)(c)                            16,056
                     Laser Systems & Electro-Optical Components
           350,000   Nice Systems (Israel) (b)                            15,813
                     Audio & Video Recording Solutions
           625,000   Netgear (b)                                          15,037
                     Networking Products for Small Business & Home
           375,000   Diebold                                              12,923
                     Automated Teller Machines
         1,875,000   Seachange International (b)(c)                       11,925
                     Systems for Video on Demand & Ad Insertion
        10,987,000   Phoenixtec Power (Taiwan)                            10,764
                     Uninterruptible Power Supplies
         5,000,000   Concurrent Computer (b)(c)                            8,450
                     Video on Demand Systems & Services
           203,834   Tidel Technologies (b)                                   63
                     Automated Teller Machines
--------------------------------------------------------------------------------
                                                                         416,999
                     >GAMING EQUIPMENT: 1.3%
         5,775,000   International Game Technology                       155,925
                     Slot Machines & Progressive Jackpots
         1,675,000   Shuffle Master (b)                                   44,270
                     Card Shufflers & Casino Games
--------------------------------------------------------------------------------
                                                                         200,195
                     >SEMICONDUCTORS/RELATED EQUIPMENT: 1.2%
         2,900,000   Entegris (b)                                         32,770
                     Semiconductor Wafer Shipping & Handling Products
           915,000   Littelfuse (b)                                       25,739
                     Little Fuses
         1,950,000   Amis Holdings (b)                                    23,127
                     Analog & Mixed - Signal Semiconductors


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
         1,963,000   Integrated Device Technology
                     (formerly known as Integrated
                     Circuit Systems) (b)                                $21,083
                     Communications Semiconductors
         1,235,000   Semtech (b)                                          20,340
                     Analog Semiconductors
         1,905,000   IXYS (b)(c)                                          20,117
                     Power Semiconductors
           565,000   Supertex (b)                                         16,944
                     Mixed-Signal Semiconductors
         2,954,000   Novatek Microelectronics (Taiwan)                    12,962
                     LCD Related IC Designer
         1,045,000   ASE Test (Taiwan) (b)                                 6,552
                     Semiconductor Packaging & Test Services
         5,397,000   Sunplus Technology (Taiwan)                           4,965
                     Fabless Semiconductor Designer
--------------------------------------------------------------------------------
                                                                         184,599
                     >INSTRUMENTATION: 0.9%
           711,000   Dionex (b)                                           38,572
                     Ion & Liquid Chromatography
           750,000   Mettler Toledo (b)                                   38,235
                     Laboratory Equipment
         1,000,000   Trimble Navigation (b)                               33,690
                     GPS-Based Instruments
         2,300,000   Spectris (United Kingdom)                            23,332
                     Electronic Instrumentation & Controls
           428,000   Varian (b)                                           14,689
                     Analytical Instruments
--------------------------------------------------------------------------------
                                                                         148,518
                     >CONTRACT MANUFACTURING: 0.6%
         1,955,000   Jabil Circuit (b)                                    60,449
                     Electronic Manufacturing Services
         1,861,000   Plexus (b)                                           31,804
                     Electronic Manufacturing Services
--------------------------------------------------------------------------------
                                                                          92,253
                     TELECOMMUNICATIONS
                     >TELECOMMUNICATION SERVICES: 2.5%
         4,500,000   Crown Castle International (b)                      110,835
                     Communication Towers
         1,600,000   Alltel (Acquirer of Western Wireless)               104,176
                     Cellular & Wireline Telephone Services
         3,500,000   American Tower (b)                                   87,325
                     Communication Towers in USA & Mexico
           780,000   Telephone and Data Systems                           30,420
           600,000   Telephone and Data Systems, Cl. S                    22,530
                     Cellular & Wireline Telephone Services
           700,000   Commonwealth Telephone                               26,390
                     Rural Phone Franchises & CLEC
         1,500,000   Time Warner Telecom (b)                              11,700
                     Facilities Based End-to-End CLEC
--------------------------------------------------------------------------------
                                                                         393,376
                     >TELECOMMUNICATIONS EQUIPMENT: 0.8%
         9,540,000   Tellabs (b)                                         100,361
                     Telecommunications Equipment
         1,750,000   Andrew (b)                                           19,513
                     Wireless Infrastructure Equipment
         1,510,000   Symmetricom (b)                                      11,687
                     Network Timing & Synchronization Devices
--------------------------------------------------------------------------------
                                                                         131,561

Columbia Acorn Fund
     >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     MEDIA
                     >TELEVISION PROGRAMMING/CATV: 1.8%
         4,000,000   Discovery Holding (b)                               $57,760
                     CATV Programming
         1,700,000   Liberty Global, Series A (b)                         46,036
         1,700,000   Liberty Global, Series C (b)                         43,775
                     CATV Holding Company
            36,000   Jupiter Telecommunications (Japan) (b)               31,177
                     Largest Cable Service Provider in Japan
         2,430,000   Insight Communications (b)                           28,261
                     CATV Franchises in Midwest
         2,768,000   Lions Gate Entertainment (b)                         26,407
                     Film & TV Studio
         2,605,000   Liberty Media (b)                                    20,970
                     CATV Programming & Media Company Holdings
         1,250,000   Mediacom Communications (b)                           9,225
                     Cable Television Franchises
           333,000   Alliance Atlantis Communication
                     (Canada) (b) 9,205 CATV Channels, TV/Movie
                     Production/Distribution
           500,000   Outdoor Channel (b)                                   7,380
                     Cable Television Programming
--------------------------------------------------------------------------------
                                                                         280,196
                     >TV/SATELLITE BROADCASTING: 0.6%
         2,750,000   SES Global (France)                                  43,169
                     Satellite Broadcasting Services
         2,500,000   Entravision Communications (b)                       19,675
                     Spanish Language TV, Radio & Outdoor
         1,750,000   Gray Television                                      18,533
                     Mid Market Affiliated TV Stations
           270,000   Metropole TV (France)                                 6,821
                     Television Broadcaster
            60,000   Young Broadcasting (b)                                  209
                     Television Stations
--------------------------------------------------------------------------------
                                                                          88,407
                     >RADIO BROADCASTING: 0.4%
         1,291,000   Salem Communications, Cl. A (b)(c)                   23,806
                     Radio Stations for Religious Programming
         1,500,000   Cumulus Media, Cl. A (b)                             18,735
                     Radio Stations in Small Cities
           829,000   Saga Communications (b)                              11,026
                     Radio Stations in Small & Mid-sized Cities
         1,200,000   Spanish Broadcasting (b)                              8,616
                     Spanish Language Radio Stations
--------------------------------------------------------------------------------
                                                                          62,183

                                                                  --------------
INFORMATION: TOTAL                                                     3,397,518
--------------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 19.3%
                     SERVICES
                     >RETAIL: 5.6%
         5,090,000   Chico's FAS (b)                                     187,312
                     Women's Specialty Retail
         3,350,000   Michaels Stores                                     110,751
                     Craft & Hobby Specialty Retailer
         1,630,000   Abercrombie & Fitch                                  81,256
                     Teen Apparel Retailer


NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                            VALUE (000)
--------------------------------------------------------------------------------
         1,852,000   Urban Outfitters (b)                                $54,449
                     Apparel & Home Specialty Retailer
         1,400,000   Williams Sonoma (b)                                  53,690
                     Home Goods & Furnishing Retailer
         3,743,000   Christopher & Banks (c)                              51,915
                     Women's Apparel Retailer
         1,520,000   Sports Authority (b)(c)                              44,749
                     Sporting Goods Stores
         2,070,000   Aeropostale (b)                                      43,988
                     Mall Based Teen Retailer
         1,223,000   Ann Taylor (b)                                       32,471
                     Women's Apparel Retailer
           230,000   Whole Foods Market                                   30,923
                     Natural Food Supermarkets
         1,445,000   Petco Animal Supplies (b)                            30,576
                     Pet Supplies & Services
         1,072,000   Zale (b)                                             29,137
                     Specialty Retailer of Jewelry
           775,000   Genesco (b)                                          28,861
                     Multi-Concept Branded Footwear Retailer
         1,300,000   Borders Group                                        28,821
                     Bookstores
           300,000   Fast Retailing (Japan)                               22,849
                     Apparel Retailer
           958,000   Brookstone (b)                                       19,103
                     Specialty Consumer Product Retailer
         3,500,000   Edgars Consolidated Stores
                     (South Africa)                                       17,462
                     Leading Retail Conglomerate
         1,062,000   Gaiam (b)(c)                                         10,960
                     Healthy Living Catalogs & E-Commerce
           270,000   Hot Topic (b)                                         4,147
                     Music Inspired Retailer of Apparel, Accessories & Gifts
$            6,000   Gadzooks 5.00% Convertible
                     10/07/08 (d)(e)                                           0
                     Teen Apparel Retailer
--------------------------------------------------------------------------------
                                                                         883,420
                     >CONSUMER SERVICES: 1.6%
         2,250,000   ITT Educational Services (b)                        111,037
                     Postsecondary Degree Programs
           775,000   Weight Watchers (b)                                  39,974
                     Weight Loss Programs
         1,440,000   Coinstar (b)(c)                                      26,654
                     Owner/Operator of Coin Counting Machines
           620,000   Regis Corp. Minnesota                                23,448
                     Hair Salons
         1,530,000   Central Parking                                      22,874
                     Owner, Operator & Manager of Parking Lots & Garages
           870,000   Park 24 (Japan)                                      18,633
                     Parking Lot Operator
         1,850,000   Princeton Review (b)(c)                              11,118
                     College Preparation Courses
--------------------------------------------------------------------------------
                                                                         253,738

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >TRAVEL: 1.2%
         2,110,000   Vail Resorts (b)(c)                                 $60,662
                     Owner/Operator of Ski Resorts
           815,000   Four Seasons Hotels (Canada)                         46,781
                     Luxury Hotel Operator
         1,217,000   Intrawest (Canada)                                   33,129
                     Owner/Operator of Ski Resorts
         3,512,000   LaQuinta (b)                                         30,519
                     Owner/Franchiser of Mid-Priced Hotels
         1,045,000   Navigant International (b)(c)                        12,853
                     Corporate Travel Agency
--------------------------------------------------------------------------------
                                                                         183,944
                     >CASINOS: 1.2%
           745,000   Station Casinos                                      49,438
                     Casinos & Riverboats
           875,000   Argosy Gaming (b)                                    41,116
                     Regional Riverboat Casinos
         3,690,000   Alliance Gaming (b)(c)                               40,037
                     Diversified Gaming Company
         1,898,000   Pinnacle Entertainment (b)                           34,790
                     Regional Riverboat Casinos
         4,500,000   Sky City Entertainment (New Zealand)                 15,017
                     Casino/Entertainment Complex
           226,000   Lakes Entertainment (b)                               2,271
                     Native American Casino Development
--------------------------------------------------------------------------------
                                                                         182,669
                     >ENTERTAINMENT/LEISURE PRODUCTS: 1.0%
         1,025,000   International Speedway Motors                        53,782
                     Largest Motorsport Racetrack Owner & Operator
         1,320,000   Speedway Motorsports                                 47,956
                     Motorsport Racetrack Owner & Operator
         1,370,000   RC2 (b)(c)                                           46,251
                     Collectibles, Toys & Infant Products
           500,000   Callaway Golf                                         7,545
                     Premium Golf Clubs & Balls
--------------------------------------------------------------------------------
                                                                         155,534
                     >RESTAURANTS: 0.4%
           700,000   Cheesecake Factory (b)                               21,868
                     Casual Dining Restaurants
         1,656,000   AFC Enterprises (b)(c)                               19,110
                     Popeyes Restaurants
           390,000   Sonic (b)                                            10,666
                     Drive-in Restaurants
           137,000   Kappa Create (Japan)                                  2,379
                     Sushi Chain Restaurant Operator
            24,900   Red Robin Gourmet (b)                                 1,141
                     Casual Dining Restaurants
--------------------------------------------------------------------------------
                                                                          55,164
                     >GAMING: 0.1%
           650,000   Paddy Power (Ireland)                                11,445
                     Irish Betting Services
           690,000   Intralot (Greece)                                    10,764
                     Lottery & Gaming Systems & Services
--------------------------------------------------------------------------------
                                                                          22,209


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >CRUISE LINES: 0.1%
           400,000   Carnival                                            $19,992
                     Largest Cruise Line
--------------------------------------------------------------------------------
                     GOODS
                     >FURNITURE/TEXTILES: 2.1%
         2,200,000   HNI                                                 132,484
                     Office Furniture & Fireplaces
           765,000   Mohawk Industries (b)                                61,391
                     Carpet & Flooring
         1,900,000   Herman Miller                                        57,570
                     Office Furniture
         1,850,000   Nobia (Sweden)                                       31,134
                     Kitchen Cabinet Manufacturing & Distribution
           844,000   American Woodmark (c)                                28,358
                     Kitchen Cabinet Manufacturer
         1,384,000   Knoll                                                25,396
                     Office Furniture
--------------------------------------------------------------------------------
                                                                         336,333
                     >APPAREL: 2.0%
         5,980,000   Coach (b)                                           187,533
                     Designer & Retailer of Branded Leather Accessories
           844,000   Oxford Industries                                    38,081
                     Branded & Private Label Apparel
         3,000,000   Billabong International (Australia)                  29,886
                     Action Sports Apparel Brand Manager
           515,000   Carter's (b)                                         29,252
                     Children's Branded Apparel
           400,000   Columbia Sportswear (b)                              18,560
                     Active Outdoor Apparel, Footwear & Accessories
           328,000   Steven Madden (b)                                     7,518
                     Wholesaler/Retailer of Fashion Footwear
--------------------------------------------------------------------------------
                                                                         310,830
                     >NONDURABLES: 1.1%
           895,000   Scotts Miracle-Gro                                   78,697
                     Consumer Lawn & Garden Products
         1,689,000   SCP Pool                                             58,997
                     Distributor of Swimming Pool Supplies & Equipment
           630,000   Natura Cosmeticos (Brazil)                           25,217
                     Direct Retailer of Cosmetics
         1,300,000   Prestige Brands (b)                                  16,016
                     OTC, Household & Personal Care Products
--------------------------------------------------------------------------------
                                                                         178,927
                     >DURABLE GOODS: 1.1%
        14,999,300   Techtronic Industries (Hong Kong)                    38,258
                     Power Tools & Motorized Appliances
           465,000   Hyundai Mobis (South Korea)                          38,236
                     Auto Parts
         2,500,000   Fleetwood Enterprises (b)                            30,750
                     RV & Manufactured Home Maker
         1,316,000   Helen of Troy (b)                                    27,162
                     Hairdryers & Curling Irons
           780,000   Shimano (Japan)                                      21,119
                     Bicycle Components & Fishing Tackle
           133,000   Funai Electric (Japan)                               11,806
                     Consumer Electronics
           170,000   Winnebago                                             4,925
                     Premier Motorhome Maker
--------------------------------------------------------------------------------
                                                                         172,256

Columbia Acorn Fund
     >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >LEISURE VEHICLES: 0.9%
         1,745,000   Harley-Davidson                                     $84,528
                     Motorcycles & Related Merchandise
         1,056,000   Polaris Industries                                   52,325
                     Leisure Vehicles & Related Products
         2,850,000   Ducati Motor (Italy) (b)                              4,100
                     Motorcycles & Related Merchandise
--------------------------------------------------------------------------------
                                                                         140,953
                     >FOOD & BEVERAGES: 0.9%
           725,000   Orkla (Norway)                                       27,507
                     Food & Diversified Consumer Goods
         1,000,000   Kerry (Ireland)                                      23,394
                     Consumer Foods & Food Ingredients
         1,381,000   IAWS (Ireland)                                       20,022
                     Baked Goods
           850,000   NBTY (b)                                             19,975
                     Vitamins & Supplements
         3,000,000   Lion Nathan (Australia)                              19,215
                     Beer Brewer/Distributor
        32,676,000   Global Bio-Chem Technology
                     Group (China)                                        14,874
         1,700,000   Global Bio-Chem Technology
                     Group Warrants (China)                                   10
                     Refiner of Corn-Based Commodities
         1,800,000   Davide Campari (Italy)                               13,510
                     Spirits & Wine
--------------------------------------------------------------------------------
                                                                         138,507

                                                                  --------------
CONSUMER GOODS/SERVICES: TOTAL                                         3,034,476
--------------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 15.8%
                     >MACHINERY: 2.7%
         2,100,000   Esco Technologies (b)(c)                            105,147
                     Automatic Electric Meter Readers
         2,250,000   Ametek                                               96,683
                     Aerospace/Industrial Instruments
         1,500,000   Nordson                                              57,045
                     Dispensing Systems for Adhesives & Coatings
         1,400,000   Pentair                                              51,100
                     Pumps, Water Treatment & Tools
         1,140,000   Gardner Denver (b)                                   50,844
                     Air Compressors, Blowers & Pumps
         1,100,000   Kaydon                                               31,251
                     Specialized Friction & Motion Control Products
           400,000   Toro                                                 14,704
                     Turf Maintenance Equipment
           212,000   Oshkosh Truck                                         9,150
                     Specialty Truck Manufacturer
           150,000   Tennant                                               6,147
                     Non-Residential Floor Cleaning Equipment
--------------------------------------------------------------------------------
                                                                         422,071
                     >INDUSTRIAL GOODS: 2.1%
         3,200,000   Clarcor (c)                                          91,904
                     Mobile & Industrial Filters
         1,791,000   Genlyte Group (b)(c)                                 86,111
                     Commercial Lighting Fixtures
         2,200,000   Donaldson                                            67,166
                     Industrial Air Filtration


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
         1,640,000   Mine Safety Appliances                              $63,468
                     Safety Equipment
           980,000   Drew Industries (b)                                  25,294
                     RV & MFG Home Components
         3,000,000   Electric City (b)(c)                                  2,580
                     Electricity Conservation Devices
--------------------------------------------------------------------------------
                                                                         336,523
                     >LOGISTICS: 2.1%
         2,750,000   Expeditors International of Washington              156,145
                     International Freight Forwarder
         2,000,000   Forward Air (c)                                      73,680
                     Freight Transportation Between Airports
           900,000   UTI Worldwide                                        69,930
                     Global Logistics & Freight Forwarding
         1,300,000   Exel (United Kingdom)                                28,147
                     Global Logistics & Freight Forwarding
--------------------------------------------------------------------------------
                                                                         327,902
                     >INDUSTRIAL DISTRIBUTION: 1.9%
         2,286,000   Watsco (c)                                          121,409
                     HVAC Distribution
         1,925,000   Airgas                                               57,038
                     Industrial Gas Distributor
         1,200,000   Hughes Supply                                        39,120
                     Industrial Distribution
         3,800,000   Grafton Group (Ireland) (b)                          38,381
                     Building Materials Wholesaling & DIY Retailing
         1,031,000   Nuco2 (b)(c)                                         26,548
                     Bulk CO2 Gas Distribution to Restaurants
           600,000   Aviall (b)                                           20,268
                     Aircraft Replacement Parts Distributor
--------------------------------------------------------------------------------
                                                                         302,764
                     >CONSTRUCTION: 1.6%
         1,107,000   Florida Rock Industries                              70,948
                     Concrete & Aggregates
         1,450,000   Simpson                                              56,753
                     Wall Joint Maker
           635,000   Bilfinger Berger (Germany)                           34,060
                     Construction & Related Services
            42,500   Geberit International (Switzerland)                  30,942
                     Plumbing Supplies
           550,000   Wienerberger (Austria)                               21,694
                     Bricks & Clay Roofing Tiles
           380,000   Daito Trust Construction (Japan)                     16,697
                     Apartment Builder
         3,000,000   Consorcio (Mexico)                                   11,393
                     Affordable Housing Builder
            90,000   Ciments Francais (France)                            10,436
                     Leading French & Emerging Markets Cement Producer
--------------------------------------------------------------------------------
                                                                         252,923
                     >STEEL: 1.6%
           600,000   Tenaris (Argentina)                                  82,704
                     Steel Pipe for Oil Wells & Pipelines
         2,850,000   Gibraltar Industries (c)                             65,180
                     Steel Processing
           128,000   Vallourec (France)                                   62,484
                     Seamless Tubes
         1,964,000   Worthington Industries                               41,303
                     Steel Processing
--------------------------------------------------------------------------------
                                                                         251,671

                     >SPECIALTY CHEMICALS &
                     INDUSTRIAL MATERIALS: 1.2%
         3,150,000   Spartech (c)                                        $61,551
                     Plastics Distribution & Compounding
           650,000   Novozymes (Denmark)                                  33,517
                     Industrial Enzymes
            35,000   Sika (Switzerland)                                   26,688
                     Chemicals for Construction & Industrial Application
           300,000   Imerys (France)                                      22,280
                     Industrial Minerals Producer
            20,000   Givaudan (Switzerland)                               12,818
                     Industrial Fragrances & Flavors
           750,000   Ultrapar (Brazil)                                    12,801
                     Specialty Chemicals & Liquid Propane Gas Distribution
           260,000   Carbone Lorraine (France)                            12,053
                     Advanced Industrial Materials
--------------------------------------------------------------------------------
                                                                         181,708
                     >OUTSOURCING SERVICES & TRAINING: 1.1%
         1,300,000   Administaff                                          51,662
                     Professional Employer Organization
         1,600,000   Labor Ready (b)                                      41,040
                     Temporary Manual Labor
         2,481,000   Quanta Services (b)                                  31,658
                     Electrical & Telecom Construction Services
           740,000   United Services Group (Netherlands)                  25,295
                     Temporary Staffing Services
           565,000   Meitec (Japan)                                       18,099
                     R&D Staffing Services
           600,000   GP Strategies (b)                                     5,406
                     Training Programs
--------------------------------------------------------------------------------
                                                                         173,160
                     >WATER: 0.5%
         2,000,000   Tetra Tech (b)                                       33,640
                     Resource Management & Infrastructure Consulting
         1,080,000   Pall                                                 29,700
                     Filtration & Fluids Clarification
           554,000   Watts Water Technologies                             15,983
                     Water, Valves, Regulators & Filtration
--------------------------------------------------------------------------------
                                                                          79,323
                     >OTHER INDUSTRIAL SERVICES: 0.5%
           825,000   Mobile Mini (b)(c)                                   35,764
                     Leases Portable Storage Units
            35,000   Schindler (Switzerland)                              13,621
                     Elevator Manufacturer & Service Provider
           300,000   IM Tech (Netherlands)                                10,099
                     Technical Engineering
           185,000   Jaakko Poyry (Finland)                                6,406
                     Engineering Consultants in Forestry, Energy
           378,000   Clark                                                 6,362
                     Executive Compensation & Benefits Consulting
--------------------------------------------------------------------------------
                                                                          72,252
                     >CONGLOMERATES: 0.4%
           755,000   Aalberts Industrie (Netherlands)                     39,982
                     Flow Control & Heat Treatment
           277,500   Pargesa (Switzerland)                                23,459
                     Industrial & Media Holdings


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
           120,000   Hexagon (Sweden)                                     $2,956
                     Measurement Equipment & Polymers
--------------------------------------------------------------------------------
                                                                          66,397
                     >ELECTRICAL COMPONENTS: 0.1%
         1,125,000   Ushio (Japan)                                        22,835
                     Industrial Light Sources
--------------------------------------------------------------------------------

                                                                  --------------
INDUSTRIAL GOODS/SERVICES: TOTAL                                       2,489,529
--------------------------------------------------------------------------------
FINANCE: 11.6%
                     >BANKS: 4.4%
         2,114,000   BOK Financial                                       101,831
                     Southwest Middle Market Bank
         3,502,000   TCF Financial                                        93,678
                     Great Lakes Bank
         2,822,000   Associated Banc-Corp                                 86,015
                     Midwest Bank
         6,230,000   Anglo Irish Bank (Ireland)                           84,868
                     Small Business & Middle Market Banking
         2,734,000   Glacier Bancorp (c)                                  84,399
                     Mountain States Bank
           250,000   Komercni Banka (Czech Republic)                      36,438
                     Leading Czech Universal Bank
         1,320,000   West Coast Bancorp (c)                               33,000
                     Portland Small Business Lender
         1,850,000   Depfa Bank (Germany)                                 29,691
                     International Public Sector Finance
         1,438,000   Republic                                             20,333
                     Michigan Bank
           756,000   Chittenden                                           20,042
                     Vermont & Western Massachusetts Bank
           640,000   Great Southern Bancorp                               19,149
                     Missouri Real Estate Lender
           510,000   CityBank Lynnwood (c)                                17,457
                     North Seattle Real Estate Lender
         1,670,000   Den Norske Bank (Norway)                             17,218
                     Largest Norwegian Bank
           551,000   West Bancorporation                                  10,205
                     Des Moines Commercial Bank
           267,000   First Financial BankShares                            9,300
                     West Texas Bank
           265,000   Independent Bank                                      7,696
                     Michigan Bank
           336,000   Sterling Bancorp                                      7,563
                     New York City Niche Lender
           382,000   Cascade Financial                                     6,972
                     Seattle Community Bank
           242,000   First Mutual Bancshares                               6,232
                     Seattle Community Bank
           221,000   S Y Bancorp                                           5,255
                     Louisville Bank
--------------------------------------------------------------------------------
                                                                         697,342
                     >INSURANCE: 2.6%
           575,000   Philadelphia Consolidated Holding (b)                48,817
                     Specialty Insurance
         1,119,000   Leucadia National                                    48,229
                     Insurance Holding Company
         1,530,000   HCC Insurance Holdings                               43,651
                     Specialty Insurance

Columbia Acorn Fund
     >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >INSURANCE--CONTINUED
           995,000   Protective Life                                     $40,974
                     Life Insurance
         1,700,000   Scottish Re Group                                    40,528
                     Life Reinsurance
           109,000   Markel (b)                                           36,024
                     Specialty Insurance
           710,000   Selective Insurance Group                            34,719
                     Commercial & Personal Lines Insurance
         1,550,000   United America Indemnity (b)                         28,442
                     Specialty Insurance
           715,000   Assurant                                             27,213
                     Specialty Insurance
           570,000   RLI                                                  26,368
                     Specialty Insurance
           560,000   Endurance Specialty Holdings                         19,102
                     Commercial Lines Insurance/Reinsurance
           210,000   StanCorp Financial                                   17,682
                     Group Life & Disability Insurance
--------------------------------------------------------------------------------
                                                                         411,749
                     >FINANCE COMPANIES: 1.6%
         5,831,000   AmeriCredit (b)                                     139,186
                     Auto Lending
         1,700,000   World Acceptance (b)(c)                              43,197
                     Personal Loans
         1,100,000   Intermediate Capital (United Kingdom)                23,857
                     European Provider of Mezzanine Capital
         1,000,000   Northgate (United Kingdom)                           19,915
                     Light Commercial Vehicle Rental Specialist
         1,950,000   Paragon Group (United Kingdom)                       18,270
                     UK Buy-to-Let Finance Company
--------------------------------------------------------------------------------
                                                                         244,425
                     >SAVINGS & LOANS: 1.5%
         4,016,000   Peoples Bank Bridgeport                             116,384
                     Connecticut Savings & Loan
         1,700,000   Housing Development Finance (India)                  40,326
                     Premier Mortgage Lender in India
         1,178,000   Anchor Bancorp Wisconsin (c)                         34,727
                     Wisconsin Thrift
         1,285,000   Washington Federal                                   28,990
                     Old Fashioned Thrift
           200,000   Bankinter (Spain)                                    10,391
                     Mortgage Lender
           360,000   Provident Bancorp                                     4,201
                     New York State Thrift
--------------------------------------------------------------------------------
                                                                         235,019
                     >MONEY MANAGEMENT: 1.4%
         2,355,000   SEI Investments                                      88,501
                     Mutual Fund Administration & Investment Management
         2,590,000   Eaton Vance                                          64,284
                     Specialty Mutual Funds
         1,630,000   Nuveen Investments                                   64,206
                     Specialty Mutual Funds
--------------------------------------------------------------------------------
                                                                         216,991


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >BROKERAGE: 0.1%
           690,000   Investment Technology Group (b)                     $20,424
                     Electronic Trading
--------------------------------------------------------------------------------


                                                                  --------------
FINANCE: TOTAL                                                         1,825,950
--------------------------------------------------------------------------------
ENERGY/MINERALS: 11.4%
                     >OIL/GAS PRODUCERS: 6.3%
         4,500,000   XTO Energy                                          203,940
                     Natural Gas Producer
         3,400,000   Ultra Petroleum (b)                                 193,392
                     Natural Gas Producer
         3,200,000   Western Gas                                         163,936
                     Oil & Coal Seam Gas Producer
         3,000,000   Talisman Energy (Canada)                            146,951
                     Oil & Gas Producer
         1,000,000   Southwestern Energy (b)                              73,400
                     Natural Gas Producer
        13,500,000   Tullow Oil (United Kingdom)                          61,921
                     Oil & Gas Producer
         1,000,000   Range Resources                                      38,610
                     Oil & Gas Producer
           700,000   Denbury Resources (b)                                35,308
                     Oil Producer Using CO2 Injection
           500,000   PetroKazakhstan (Canada)                             27,215
                     Oil Producer & Refiner in Kazakhstan
         1,200,000   McMoran Exploration (b)                              23,328
                     Natural Gas Producers & LNG Developer
         2,320,000   Tipperary (b)(c)                                     17,098
                     Coal Seam Gas Producer
         3,200,000   Vaalco Energy (b)(c)                                 12,928
                     Oil & Gas Producer
--------------------------------------------------------------------------------
                                                                         998,027
                     >OIL SERVICES: 3.0%
         2,350,000   FMC Technologies (b)                                 98,959
                     Oil & Gas Well Head Manufacturer
         2,300,000   Pride International (b)                              65,573
                     Offshore Drilling Contractor
         1,600,000   Chicago Bridge & Iron                                49,744
                     Engineering & Construction for Petrochemicals & LNG
           750,000   Carbo Ceramics                                       49,493
                     Natural Gas Well Stimulants
         5,000,000   Newpark Resources (b)(c)                             42,100
                     Drilling Fluid Services to Oil & Gas Industry
         1,365,000   Fugro (Netherlands)                                  41,187
                     Survey & GPS Services
         2,400,000   Key Energy Services (b)                              35,400
                     Oil & Gas Well Workover Services
         2,000,000   Saipem (Italy)                                       33,645
                     Offshore Construction & Drilling
         1,350,000   Enerflex Systems (Canada) (c)                        31,855
                     Natural Gas Compressor
           700,000   Veritas DGC (b)                                      25,634
                     Geophysical Contractor
           168,000   Pioneer Drilling (b)                                  3,279
                     Oil & Gas Well Driller
            27,193   Hanover Compressor (b)                                  377
                     Natural Gas Compressor Rental
--------------------------------------------------------------------------------
                                                                         477,246

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >DISTRIBUTION/MARKETING/REFINING: 1.2%
         2,400,000   Equitable Resources                                 $93,744
                     Natural Gas Producer & Utility
         1,700,000   Oneok                                                57,834
                     Natural Gas Utility, Marketing & Processing
         1,206,000   Atmos Energy                                         34,070
                     Natural Gas Utility
--------------------------------------------------------------------------------
                                                                         185,648
                     >MINING: 0.7%
         1,440,000   Xstrata (United Kingdom)                             37,324
                     Diversified Mining Holding Company
           275,000   Sociedad Quimica Y Minera
                     de Chile (Chile)                                     34,716
                     Producer of Specialty Fertilizers, Lithium & Iodine
           900,000   Falconbridge (Canada)
                     (formerly known as Noranda)                          24,081
                     Diversified Mining Holding Company
         1,000,000   Ivanhoe Mines (Canada) (b)                            8,440
                     Copper Mining in Mongolia
--------------------------------------------------------------------------------
                                                                         104,561
                     >AGRICULTURAL COMMODITIES: 0.2%
           550,000   Aracruz Celulose (Brazil)                            22,319
                     Brazilian Hardwood Pulp Producer
--------------------------------------------------------------------------------

                                                                  --------------
ENERGY/MINERALS: TOTAL                                                 1,787,801
--------------------------------------------------------------------------------
HEALTH CARE: 9.4%
                     >SERVICES: 2.9%
         2,491,000   Lincare Holdings (b)                                102,256
                     Home Health Care Services
           821,000   Coventry Health Care (b)                             70,622
                     PPO Network
         1,595,000   Charles River Laboratories (b)                       69,574
                     Pharmaceutical Research
         3,470,000   Gambro (Sweden)                                      52,581
                     Products & Services for Renal Care
         2,592,000   NDCHealth Group (c)                                  49,041
                     Health Claims Processing & Drug Marketing Services
         2,033,000   Dendrite International (b)                           40,843
                     Software for Pharmaceutical Sales Force
           510,000   OPG Groep (Netherlands)                              38,777
                     Healthcare Supplies & Pharmacies
         1,200,000   Serologicals (b)                                     27,072
                     Blood Collection & Antibody Production
           236,000   Omega Pharma (Belgium)                               13,327
                     OTC Products, Pharmacy
                     & Dental Supplies
--------------------------------------------------------------------------------
                                                                         464,093
                     >BIOTECHNOLOGY/DRUG DELIVERY: 2.9%
           880,000   Neurocrine Biosciences (b)                           43,287
                     Drugs for Sleep, Diabetes, MS & Endometriosis
         1,160,000   Martek Biosciences (b)                               40,751
                     Fatty Acids for Baby Formula & Other Foods
         2,400,000   Pozen (b)(c)                                         26,376
                     Drugs for Migraines
         3,230,000   Exelixis (b)                                         24,774
                     Treatments for Cancer & Metabolic Disorders
           975,000   Rigel Pharmaceuticals (b)                            23,176
                     Drugs for Hay Fever, Asthma, Hepatitis & Cancer


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
         1,350,000   DOV Pharmaceutical (b)(c)                           $22,923
                     Drugs for Insomnia, Anxiety, Pain & Depression
         2,200,000   Ligand Pharmaceuticals (b)                           22,300
                     Drugs for Pain, Cancer, Osteoporosis, & Diabetes
         1,500,000   Tanox (b)                                            21,975
                     Drugs for Asthma & HIV
           800,000   Momenta Pharmaceuticals (b)                          21,800
                     Sugar Analysis Technology for Drug Design
         2,000,000   Medarex (b)                                          19,040
                     Humanized Antibodies
         1,179,000   AtheroGenics (b)                                     18,899
                     Drugs for Atherosclerosis
         1,055,000   Nektar Therapeutics (b)                              17,882
                     Drug Delivery Technologies
         3,600,000   Incyte (b)                                           16,920
                     Drug Development
         2,000,000   Cytokinetics (b)(c)                                  16,280
                     Drugs for Cancer & Heart Failure
         1,900,000   Decode Genetics (b)                                  15,941
                     Drugs for Heart Attack, Asthma & Vascular Disease
         1,415,000   Arena Pharmaceuticals (b)                            14,009
                     Novel Drug Targeting Technology
         1,000,000   Renovis (b)                                          13,530
                     Drug to Minimize Neurological Damage from Strokes
         3,100,000   Lexicon Genetics (b)                                 12,338
                     Drug Discovery
         1,750,000   Genitope (b)(c)                                      12,145
                     Cancer Vaccine
         2,300,000   Seattle Genetics (b)(c)                              12,075
                     Antibody-Based Therapies for Cancer
         1,176,000   NPS Pharmaceuticals (b)                              11,889
                     Drugs for Osteoporosis & Hyperparathyroidism
         1,265,000   Maxygen (b)                                          10,487
                     Molecular Breeding
         5,500,000   La Jolla Pharmaceutical (b)(c)                        4,180
                     Lupus Treatment
         1,875,000   Locus Discovery, Series D, Pfd. (d)(e)                3,750
                     High Throughput Rational Drug Design
         1,249,999   Perlegen Sciences (d)(e)                              2,632
                     Large Scale Gene Sequencing
           359,944   Microdose (d)(e)                                        270
                     Drug Inhalers
--------------------------------------------------------------------------------
                                                                         449,629
                     >MEDICAL EQUIPMENT/LABORATORY
                     SUPPLIES: 2.8%
         1,629,000   Edwards Lifesciences (b)                             72,344
                     Heart Valves
         1,240,000   Diagnostic Products                                  65,385
                     Immunodiagnostic Kits
         1,550,000   CYTYC (b)                                            41,618
                     Consumables Related to Women's Health
           475,000   Essilor International (France)                       39,363
                     Eyeglass Lenses
         1,180,000   Intermagnetics General (b)                           32,969
                     MRI Equipment
           905,000   Arrow International                                  25,521
                     Disposable Catheters
           583,000   Orthofix International (b)                           25,419
                     Bone Fixation & Stimulation Devices

Columbia Acorn Fund
     >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >MEDICAL EQUIPMENT/LABORATORY
                     SUPPLIES--CONTINUED
           875,000   Viasys Healthcare (b)                               $21,866
                     Respiratory & Neurology Medical Equipment
           552,000   Advanced Medical Optics (b)                          20,948
                     Medical Devices for Eye Care
           714,000   ICU Medical (b)(c)                                   20,535
                     Intravenous Therapy Products
           390,000   Hogy Medical (Japan)                                 20,331
                     Disposable Surgical Products
           630,000   Datascope                                            19,543
                     Medical Devices
           350,000   Haemonetics (b)                                      16,635
                     Blood & Plasma Collection Equipment
           125,000   Synthes (Switzerland)                                14,630
                     Products for Orthopedic Surgery
           206,000   Vital Signs                                           9,495
                     Anesthesia, Respiratory & Sleep Products
--------------------------------------------------------------------------------
                                                                         446,602
                     >MEDICAL SUPPLIES: 0.4%
           686,000   Techne (b)                                           39,088
                     Cytokines, Antibodies, Other Reagents
                     For Life Sciences
           650,000   Owens & Minor                                        19,077
                     Distribution of Medical Supplies
--------------------------------------------------------------------------------
                                                                          58,165
                     >HOSPITAL MANAGEMENT: 0.2%
         1,000,000   Rhoen-Klinikum (Germany)                             38,450
                     Hospital Management
--------------------------------------------------------------------------------

                     >PHARMACEUTICALS: 0.2%
         4,100,000   United Drug (Ireland)                                16,468
                     Irish Pharmaceutical Wholesaler & Outsourcer
           500,000   Par Pharmaceuticals (b)                              13,310
                     Generics
--------------------------------------------------------------------------------
                                                                          29,778

                                                                  --------------
HEALTH CARE: TOTAL                                                     1,486,717
--------------------------------------------------------------------------------
OTHER INDUSTRIES : 4.0%
                     >REAL ESTATE: 2.7%
         1,320,000   General Growth Properties                            59,308
                     Regional Shopping Malls
         1,398,000   Forest City Enterprises,  Cl. B                      53,474
                     Commercial & Residential Property Developer
           650,000   SL Green Realty                                      44,317
                     Manhattan Office Buildings
           635,000   Macerich Company                                     41,237
                     Regional Shopping Malls
           575,000   Federal Realty Investment Trust                      35,035
                     Shopping Centers
           620,000   Mills                                                34,150
                     Regional Shopping Malls
         1,375,000   Crescent Real Estate Equities                        28,201
                     Class A Office Buildings
         2,552,000   Highland Hospitality (c)                             26,184
                     Hotel Owner
           475,000   Gaylord Entertainment (b)                            22,634
                     Convention Hotels


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
         1,400,000   Kite Realty Group (c)                               $20,888
                     Community Shopping Centers
           400,000   Parkway Properties                                   18,768
                     Office Buildings
         1,355,000   Sponda (Finland)                                     14,373
                     Office & Warehouse Property Company
         1,000,000   Diamondrock Hospitality 144A (d)                     11,750
           303,000   Diamondrock Hospitality                               3,560
                     Hotel Owner
            87,000   American Campus Communities                           2,090
                     Student Housing/Apartments
            55,000   Brandywine Realty                                     1,710
                     Office Buildings
            37,407   Security Capital European
                     Realty (Luxembourg) (d)(e)                              544
                     Self Storage Properties
--------------------------------------------------------------------------------
                                                                         418,223
                     >TRANSPORTATION: 0.6%
         1,557,000   Heartland Express                                    31,669
                     Regional Trucker
           720,000   Grupo Aeroportaurio
                     Del Sureste (Mexico)                                 28,728
                     Cancun & Cozumel Airport Operator
            70,000   Kobenhavns Lufthavne (Denmark)                       17,522
                     Copenhagen Airport Authority
        18,000,000   Comfort Del Gro (Singapore)                          16,007
                     Taxi & Mass Transit Service
           256,000   JB Hunt                                               4,867
                     Trucking Conglomerate
--------------------------------------------------------------------------------
                                                                          98,793
                     >REGULATED UTILITIES: 0.4%
         1,650,000   Northeast Utilities                                  32,917
                     Regulated Electric Utility
           989,800   Red Electrica (Spain)                                28,272
                     Spanish Power Grid
--------------------------------------------------------------------------------
                                                                          61,189
                     >WASTE MANAGEMENT: 0.3%
         1,500,000   Waste Connections (b)                                52,620
                     US Garbage Collection & Disposal
--------------------------------------------------------------------------------

                                                                  --------------
OTHER INDUSTRIES: TOTAL                                                  630,825

TOTAL COMMON STOCKS AND OTHER                                     --------------
   EQUITY-LIKE SECURITIES: 93.1%                                      14,652,816
   (COST: $8,365,075)

PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS: 7.2%
$          135,000   SBC Communications
                     3.64% - 3.74%
                     Due 10/12/05 - 11/02/05 (f)                        $134,697
           134,000   Citigroup Funding
                     3.60% - 3.75%
                     Due 10/04/05 - 11/09/05                             133,804
           114,000   Countrywide Financial Funding
                     3.62% - 3.72%
                     Due 10/06/05 - 10/27/05                             113,818
           109,000   Prudential Funding
                     3.60% - 3.69%
                     Due 10/14/05 - 10/25/05                             108,800
           108,000   Aluminum Company America
                     3.60% - 3.80%
                     Due 10/12/05 - 11/15/05                             107,753
            74,000   Toyota Credit
                     3.59% - 3.72%
                     Due 10/07/05 - 10/26/05                              73,868
            70,000   General Electric Capital Services
                     3.63% - 3.73%
                     Due 10/19/05 - 11/01/05                              69,817
            60,000   American General Finance
                     3.73% - 3.80%
                     Due 11/04/05 - 11/14/05                              59,755
            56,000   LaSalle Bank
                     3.57% - 3.76%
                     Due 10/11/05 - 11/10/05                              55,887
            40,000   Verizon Global Funding
                     3.57% Due 10/03/05 (f)                               39,992
            40,000   Virginia Electric & Power
                     3.73% Due 10/28/05                                   39,888
            35,000   Verizon Network
                     3.58% Due 10/04/05                                   34,990
            35,000   General Electric Capital Corporate
                     3.75% Due 11/07/05                                   34,865

PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------

$           35,000   Alcoa 3.77% Due 11/08/05                            $34,861
            30,000   AIG Funding 3.55% Due 10/05/05                       29,988
            28,000   Toyota Motor Credit 3.73%
                     Due 10/31/05                                         27,913
            23,000   Bayer Corp 3.74% Due 11/03/05 (f)                    22,921
            11,097   Repurchase Agreement with State
                       Street Bank & Trust Dated
                       9/30/05, Due 10/3/05 at
                       3.60% Collateralized by
                       Federal Home Loan
                       Mortgage Notes, Maturing
                       8/03/15 Market Value $11,320
                       (Repurchase proceeds: $11,099)                     11,097
--------------------------------------------------------------------------------
                       (AMORTIZED COST: $1,134,714)                    1,134,714


                                                                  --------------
TOTAL INVESTMENTS: 100.3%                                             15,787,530
   (COST: $9,499,789)(A)(G)


CASH AND OTHER ASSETS LESS LIABILITIES: (0.3%)                          (43,635)


                                                                  --------------
TOTAL NET ASSETS: 100%                                            $   15,743,895
================================================================================

Columbia Acorn Fund
     >Statement of Investments (Unaudited), continued
--------------------------------------------------------------------------------

>Notes to Statement of Investments (in thousands)

* Security Valuation:

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

(a) At September 30, 2005, for federal income tax purposes cost of investments was $9,499,789 and net unrealized appreciation was $6,287,741 consisting of gross unrealized appreciation of $6,620,662 and gross unrealized depreciation of $332,921.

(b)  Non-income producing security.

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On September 30, 2005, the Fund held five percent or more of the outstanding voting securities of the following companies:

   AnswerThink Consulting             10.54%                  MRO Software                       6.24%
   Christopher & Banks                10.44                   Genitope                           6.19
   Actuate                             9.86                   Clarcor                            6.17
   Spartech                            9.86                   Pegasus Systems                    6.02
   Indus International                 9.82                   Gaiam                              6.00
   New Horizons Worldwide              9.81                   Enerflex Systems                   5.98
   Gibraltar Industries                9.61                   Electric City                      5.90
   Igate Capital                       9.51                   DOV Pharmaceuticals                5.86
   World Acceptance                    9.12                   Sports Authority                   5.80
   West Coast Bancorp                  8.94                   Newpark Resources                  5.73
   Skillsoft Publishing                8.89                   IXYS                               5.67
   Glacier Bancorp                     8.74                   Vaalco Energy                      5.66
   Watsco                              8.35                   Coinstar                           5.65
   Pozen                               8.30                   AFC Enterprises                    5.62
   Esco Technologies                   8.24                   Tipperary                          5.60
   Concurrent Computer                 7.86                   Mobile Mini                        5.55
   JDA Software Group                  7.71                   Seattle Genetics                   5.44
   La Jolla Pharmaceuticals            7.43                   Kronos                             5.36
   Kite Realty Group                   7.31                   Anchor Bancorp Wisconsin           5.28
   Alliance Gaming                     7.22                   Excel Technologies                 5.19
   NDCHealth Group                     7.16                   ICU Medical                        5.16
   Cytokinetics                        6.99                   American Woodmark                  5.14
   Navigant International              6.75                   CTS                                5.13
   Nuco2                               6.73                   Analysts International             5.13
   Princeton Review                    6.71                   Highland Hospitality               5.09
   RC2                                 6.64                   CityBank Lynwood                   5.02
   Seachange International             6.61                   Vail Resorts                       5.02
   Genlyte Group                       6.44                   Salem Communications, Cl. A        5.01
   Forward Air                         6.32

The aggregate cost and value of these companies at September 30, 2005, was $1,372,018 and $1,916,216 respectively. Investments in affiliate companies represent 12.2% of total net assets at September 30, 2005. Investment activity and income amounts relating to affiliates during the nine months ended September 30, 2005 were as follows:

                     Dividend Income                $  17,406
                     Net realized gain or loss      $ (83,549)

                     Purchases                      $ 225,952
                     Proceeds from sales            $  94,201

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At September 30, 2005, these securities (in thousands) amounted to $18,946, which represents 0.12% of total net assets.

     Additional information on these securities is as follows:

                                         ACQUISITION       SHARES/
SECURITY                                    DATES         PAR (000)            COST (000)         VALUE (000)
--------------------------------------------------------------------------------------------------------------------
Diamondrock Hospitality                   06/29/04        1,000,000              $10,000             $11,750
Gadzooks 5.00% Convertible 10/07/08       10/08/03           $6,000                6,000                   0
Locus Discovery, Series D, Pfd.           09/05/01        1,875,000                7,500               3,750
Microdose                                 11/24/00          359,944                2,005                 270
Perlegen Sciences                         03/30/01        1,249,999                4,500               2,632
Security Capital European Realty     08/20/98-11/12/99       37,407                  748                 544
                                                                                 -------             -------
                                                                                 $30,753             $18,946
                                                                                 =======             =======

(e) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f) Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2005, these securities amounted to $197,610, which represents 1.3% of net assets.

(g) On September 30, 2005, the market value of foreign securities (in thousands) represents 15.78% of total net assets. The Fund's foreign portfolio was diversified as follows:

                                   Value         Percent                                                 Value         Percent
=========================================================                =======================================================
   Canada                      $ 327,657            2.08%                India                      $   40,326            0.26%
   France                        232,677            1.48                 Mexico                         40,121            0.25
   United Kingdom                212,766            1.35                 Spain                          38,663            0.25
   Ireland                       194,578            1.24                 South Korea                    38,236            0.24
   Japan                         185,925            1.18                 Czech Republic                 36,438            0.23
   Netherlands                   155,340            0.99                 Chile                          34,716            0.22
   Germany                       124,336            0.79                 Austria                        21,694            0.14
   Switzerland                   122,158            0.78                 Finland                        20,779            0.13
   Sweden                         86,671            0.55                 South Africa                   17,462            0.11
   Argentina                      82,704            0.53                 Singapore                      16,007            0.10
   Hong Kong                      69,185            0.44                 Israel                         15,813            0.10
   Brazil                         60,337            0.38                 New Zealand                    15,017            0.10
   Taiwan                         59,706            0.38                 China                          14,884            0.09
   Italy                          51,255            0.33                 Belgium                        13,327            0.08
   Denmark                        51,039            0.32                 Greece                         10,764            0.07
   Australia                      49,101            0.31                 Luxembourg                        544            0.00
   Norway                         44,725            0.28                                            ----------          ------
                                                                         Total Foreign Portfolio    $2,484,951           15.78%
                                                                                                    ==========          ------

Columbia Acorn International
     >Statement of Investments (Unaudited), September 30, 2005

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                                                         COMMON STOCKS AND OTHER
                                                   EQUITY-LIKE SECURITIES: 95.7%
--------------------------------------------------------------------------------
EUROPE: 60.2%
                     >UNITED KINGDOM/IRELAND: 18.6%
         3,820,000   Anglo Irish Bank (Ireland)                          $52,038
                     Small Business & Middle Market Banking
         1,750,000   Exel                                                 37,890
                     Global Logistics & Freight Forwarding
         6,370,000   Tullow Oil                                           29,218
                     Oil & Gas Producer
         2,840,000   Expro International                                  27,402
                     Offshore Oil Field Services
         2,800,000   Paragon Group                                        26,235
                     UK Buy-to-Let Finance Company
         1,690,000   IAWS (Ireland)                                       24,502
                     Baked Goods
         6,000,000   United Drug (Ireland)                                24,100
                     Irish Pharmaceutical Wholesaler & Outsourcer
         2,350,000   Grafton Group (Ireland) (b)                          23,736
                     Building Materials Wholesaling & DIY Retailing
         1,700,000   Kensington                                           19,752
                     Non-Conforming Mortgage Company
           900,000   Intermediate Capital                                 19,519
                     European Provider of Mezzanine Capital
           750,000   Xstrata                                              19,439
                     Diversified Mining Holding Company
           975,000   Northgate                                            19,417
                     Light Commercial Vehicle Rental Specialist
           800,000   Kerry (Ireland)                                      18,715
                     Consumer Foods & Food Ingredients
         1,650,000   William Hill                                         16,976
                     UK Betting Services
         6,000,000   Cobham                                               16,766
                     Aerospace Components
         3,850,000   Taylor Nelson                                        13,577
                     Market Research
         1,600,000   Ulster Television                                    12,888
                     Irish Television & Radio Station Operator
         1,200,000   Spectris                                             12,173
                     Electronic Instruments & Controls
         2,200,000   BBA Group                                            11,520
                     Aviation Support Services & Non-Woven Materials
         2,450,000   Workspace Group                                      11,442
                     Real Estate Company
           600,000   Paddy Power (Ireland)                                10,565
                     Irish Betting Services
         3,800,000   RPS Group                                            10,317
                     Environmental Consulting & Planning
         1,175,000   Business Post                                         9,301
                     Parcel & Express Mail Service
         1,500,000   Bloomsbury Publishing                                 8,797
                     Publishing
           600,000   Cambridge Antibody (b)                                7,878
                     Leader in Human Monoclonal Antibodies
           450,000   Viridian                                              6,304
                     Northern Ireland Electric Utility
--------------------------------------------------------------------------------
                                                                         490,467


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >FRANCE/BELGIUM: 10.4%
            70,000   Vallourec                                           $34,171
                     Seamless Tubes
           327,500   Neopost                                              31,765
                     Postage Meter Machines
         1,980,000   SES Global                                           31,081
                     Satellite Broadcasting Services
           360,000   Imerys                                               26,736
                     Industrial Minerals Producer
           636,501   April Group                                          22,584
                     Insurance Policy Construction
           390,000   Iliad                                                21,640
                     High Speed Internet Service Provider
           164,000   Ciments Francais                                     19,018
                     Leading French & Emerging Markets Cement Producer
           200,000   Essilor International                                16,574
                     Eyeglass Lenses
           303,000   Carbone Lorraine                                     14,046
                     Advanced Industrial Materials
           170,000   Pierre & Vacances                                    13,689
                     Vacation Apartment Lets
           450,000   Metropole TV                                         11,368
                     Television Broadcaster
           184,000   Omega Pharma (Belgium)                               10,391
                     OTC Products, Pharmacy & Dental Supplies
            94,000   Bacou Dalloz                                          9,131
                     Safety Equipment
           144,000   Norbert Dentressangle                                 7,958
                     Transport
            40,000   Rubis                                                 3,266
                     Tank Storage & LPG Supplier
             2,000   Trigano                                                 179
                     Leisure Vehicles & Camping Equipment
--------------------------------------------------------------------------------
                                                                         273,597
                     >GERMANY/AUSTRIA: 8.4%
         1,230,000   Rhoen-Klinikum                                       47,293
                     Hospital Management
           275,000   Wincor Nixdorf                                       26,466
                     Retail POS Systems & ATM Machines
           445,000   Bilfinger Berger                                     23,869
                     Construction & Related Services
         1,275,000   Depfa Bank                                           20,463
                     International Public Sector Finance
           175,000   Deutsche Boerse                                      16,736
                     Trading, Clearing & Settlement Services
                     for Financial Markets
           450,000   Hugo Boss Designs                                    15,689
                     Fashion Apparel
           415,000   GFK                                                  15,640
                     Market Research Services
           300,000   Wienerberger (Austria)                               11,833
                     Bricks & Clay Roofing Tiles
           222,000   Grenkeleasing                                        11,336
                     Financing for IT Equipment
           200,000   Vossloh                                              10,520
                     Rail Infrastructure & Diesel Locomotives
           868,000   Takkt                                                 9,498
                     Mail Order Retailer of Office & Warehouse Durables
           150,000   CTS Eventim (b)                                       6,944
                     Event Ticket Sales

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >GERMANY/AUSTRIA--CONTINUED
           260,000   Deutsche Beteiligungs                                $4,311
                     Private Equity Investment Management
--------------------------------------------------------------------------------
                                                                         220,598
                     >NETHERLANDS: 7.9%
         1,245,000   Fugro                                                37,566
                     Survey & GPS services
           550,000   Aalberts Industries                                  29,126
                     Flow Control & Heat Treatment
           237,000   Koninklijke Ten Cate                                 25,649
                     Advanced Textiles & Industrial Fabrics
           327,000   OPG Groep                                            24,863
                     Healthcare Supplies & Pharmacies
           684,000   United Services Group                                23,381
                     Temporary Staffing Services
           330,000   Smit Internationale                                  21,419
                     Harbor & Offshore Towage & Marine Services
           475,000   Sligro Food Group                                    18,823
                     Food Service & Wholesaling
           890,000   Unit 4 Aggresso (b)                                  15,140
                     Business & Security Software
           400,000   IMTech                                               13,465
                     Technical Engineering
--------------------------------------------------------------------------------
                                                                         209,432
                     >SWITZERLAND: 4.4%
            95,000   Kuehne & Nagel                                       23,512
                     Freight Forwarding/Logistics
            24,000   Sika                                                 18,300
                     Chemicals for Construction & Industrial Application
            25,000   Geberit International                                18,201
                     Plumbing Supplies
           110,000   Synthes                                              12,875
                     Products for Orthopedic Surgery
           150,000   Pargesa                                              12,681
                     Industrial & Media Conglomerate
            30,000   Schindler                                            11,675
                     Elevator Manufacturer & Service Provider
            15,000   Givaudan                                              9,613
                     Industrial Fragrances & Flavors
           130,000   BKW Energie                                           9,342
                     Electric Utility
--------------------------------------------------------------------------------
                                                                         116,199
                     >SWEDEN: 2.5%
         1,230,000   Hexagon                                              30,302
                     Measurement Equipment & Polymers
         1,112,000   Gambro                                               16,850
                     Products/Services for Renal Care
           905,000   Nobia                                                15,230
                     Kitchen Cabinet Manufacturing & Distribution
           194,000   Sweco (b)                                             4,479
                     Nordic Infrastructure/Environment Consulting
--------------------------------------------------------------------------------
                                                                          66,861
                     >SPAIN: 1.6%
           620,000   Red Electrica                                        17,709
                     Spanish Power Grid
         1,000,000   Abengoa                                              17,616
                     Engineering & Construction
           120,000   Bankinter                                             6,235
                     Mortgage Lender
--------------------------------------------------------------------------------
                                                                          41,560


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >ITALY: 1.2%
         2,120,000   Davide Campari                                      $15,912
                     Spirits & Wine
           170,000   Amplifon                                             11,813
                     Hearing Aid Retailer
         3,590,000   Ducati Motor (b)                                      5,165
                     Motorcycles & Related Merchandise
--------------------------------------------------------------------------------
                                                                          32,890
                     >RUSSIA: 1.1%
           700,000   RBC Information Systems (b)                          15,400
                     Financial Information, Media, & IT Services
           370,000   Mechel Steel Group                                   13,498
                     Coking Coal
--------------------------------------------------------------------------------
                                                                          28,898
                     >CZECH REPUBLIC: 1.0%
           183,000   Komercni Banka                                       26,673
                     Leading Czech Universal Bank
--------------------------------------------------------------------------------

                     >FINLAND: 1.0%
           439,000   Jaakko Poyry                                         15,202
                     Engineering Consultants in Forestry, Energy
           950,000   Sponda                                               10,077
                     Office & Warehouse Property Company
--------------------------------------------------------------------------------
                                                                          25,279
                     >DENMARK: 0.7%
           200,000   Novozymes                                            10,313
                     Industrial Enzymes
            35,000   Kobenhavns Lufthavne                                  8,761
                     Copenhagen Airport Authority
--------------------------------------------------------------------------------
                                                                          19,074
                     >NORWAY: 0.7%
           470,000   Ekornes                                               9,072
                     Niche Furniture Manufacturer
           221,000   Orkla                                                 8,385
                     Food & Diversified Consumer Goods
--------------------------------------------------------------------------------
                                                                          17,457
                     >GREECE: 0.5%
           930,000   Intralot                                             14,507
                     Lottery & Gaming Systems/Services
--------------------------------------------------------------------------------

                     >POLAND: 0.2%
           132,000   Central European Distribution (b)                     5,622
                     Spirits & Wine Distribution
--------------------------------------------------------------------------------

                                                                  --------------
                     EUROPE: TOTAL                                     1,589,114
--------------------------------------------------------------------------------
ASIA: 19.7%
                     >JAPAN: 9.5%
         2,900,000   Bank of Yokohama                                     22,096
                     Regional Bank
           481,000   Daito Trust Construction                             21,135
                     Apartment Builder
           862,000   Park 24                                              18,462
                     Parking Lot Operator
           338,000   Hogy Medical                                         17,620
                     Disposable Surgical Products

Columbia Acorn International
     >Statement of Investments (Unaudited), continued


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >JAPAN--CONTINUED
           220,000   Fast Retailing                                      $16,756
                     Apparel Retailer
           355,000   Ito En                                               16,636
                     Bottled Tea & Other Beverages
           710,000   Sato                                                 16,389
                     Bar Code Printers & Supplies
           750,000   Ushio                                                15,223
                     Industrial Light Sources
           470,000   Meitec                                               15,056
                     R&D Staffing Services
            15,000   Jupiter Telecommunications (b)                       12,991
                     Largest Cable Service Provider in Japan
           450,000   Shimano                                              12,184
                     Bicycle Components & Fishing Tackle
         2,248,000   Hiroshima Bank                                       12,052
                     Regional Bank
         1,400,000   Chiba Bank                                           11,380
                     Regional Bank
         1,500,000   Fukuoka Bank                                         10,787
                     Regional Bank
           906,000   Toyo Technica                                        10,178
                     Value Added Reseller of Imported Instrumentation
           110,000   Funai Electric                                        9,764
                     Consumer Electronics
           450,200   Ain Pharmaciez                                        9,741
                     Dispensing Pharmacy/Drugstore Operator
           142,000   Kappa Create                                          2,466
                     Sushi Chain Restaurant Operator
--------------------------------------------------------------------------------
                                                                         250,916
                     >TAIWAN: 3.3%
        18,300,000   Phoenixtec Power                                     17,928
                     Uninterruptible Power Supplies
         6,822,000   Advantech                                            17,098
                     Embedded Computers
         5,565,000   Wah Lee Industrial                                   10,229
                     Distributor of Chemicals, Materials & Equipment
         5,686,000   Springsoft Systems                                    9,560
                     Electronic Design Automation Software
         2,044,000   Novatek Microelectronics                              8,969
                     LCD Related IC Designer
        10,620,000   Chicony Electronic                                    7,063
                     PC Power Supplies & Keyboards
           881,000   ASE Test (b)                                          5,524
                     Semiconductor Packaging & Test Services
         8,470,000   Bank of Kaohsiung                                     5,297
                     Commercial Banking
         3,040,000   Taiwan Fu Hsing                                       3,359
                     Door Lock Manufacturer
         3,258,000   Sunplus Technology                                    2,997
                     Fabless Semiconductor Designer
--------------------------------------------------------------------------------
                                                                          88,024
                     >HONG KONG/CHINA: 2.6%
         6,000,000   Hong Kong Exchanges & Clearing                       20,618
                     Hong Kong Equity & Derivatives Operator
         6,500,000   Techtronic Industries                                16,579
                     Power Tools & Motorized Appliances


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
        32,678,000   Global Bio-Chem Technology
                     Group (China)                                       $14,875
         1,800,000   Global Bio-Chem Technology
                     Group Warrants (China) (b)                               10
                     Refiner of Corn-Based Commodities
        20,000,000   Linmark                                               6,446
                     Sourcing of Consumer Goods
         9,800,000   Hainan Meilan Airport (China)                         5,182
                     Chinese Airport Operator
        27,476,000   Lerado Group                                          2,198
                     Baby Strollers & Infant Car Seats Manufacturer
        11,330,000   Ngai Lik Industrial                                   1,435
                     Consumer Electronics Manufacturer
--------------------------------------------------------------------------------
                                                                          67,343
                     >SOUTH KOREA: 1.4%
           250,000   Hyundai Mobis                                        20,557
                     Auto Parts
           100,000   Samsung Fire & Marine                                10,364
                     Non-Life Insurance
           200,000   S&T                                                   4,927
                     Power Plant Related Machinery
--------------------------------------------------------------------------------
                                                                          35,848
                     >INDIA: 1.2%
         1,300,000   Housing Development Finance                          30,838
                     Premier Mortgage Lender in India
--------------------------------------------------------------------------------

                     >SINGAPORE: 1.0%
        20,000,000   Comfort Del Gro                                      17,786
                     Taxi & Mass Transit Service
        20,000,000   LMA International (b)                                 9,115
                     Medical Equipment & Supplies
--------------------------------------------------------------------------------
                                                                          26,901
                     >INDONESIA: 0.7%
        45,000,000   PT Perusahaan Gas Negara                             18,292
                     Gas Pipeline Operator
--------------------------------------------------------------------------------

                                                                  --------------
ASIA: TOTAL                                                              518,162
--------------------------------------------------------------------------------
OTHER COUNTRIES: 8.1%
                     >AUSTRALIA/NEW ZEALAND: 4.0%
         3,000,000   Billabong International                              29,886
                     Action Sports Apparel Brand Manager
         3,000,000   Lion Nathan                                          19,215
                     Beer Brewer/Distributor
           350,000   Perpetual Trustees                                   18,095
                     Australian Mutual Fund Manager
         4,000,000   Sky City Entertainment (New Zealand)                 13,349
                     Casino/Entertainment Complex
         2,000,000   ABC Learning Center                                   9,569
                     Childcare Centers
         3,800,000   Pacific Brands                                        8,295
                     Australian Branded Apparel
           530,000   Major Drilling Group International (b)                7,736
                     Mining Exploration Driller
--------------------------------------------------------------------------------
                                                                         106,145

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >CANADA: 3.4%
           595,000   Talisman Energy                                     $29,145
                     Oil & Gas Producer
         1,190,000   Shawcor                                              17,688
                     Oil & Gas Pipeline Products
           400,000   Falconbridge (formerly
                     known as Noranda)                                    10,703
                     Diversified Mining Holding Company
         1,100,000   Kinross Gold (b)                                      8,459
                     Gold Mining
           153,100   PetroKazakhstan                                       8,333
                     Oil Producer & Refiner in Kazakhstan
           850,000   Ivanhoe Mines (b)                                     7,174
                     Copper Mining in Mongolia
         2,000,000   Northern Orion Resources (b)                          5,873
                     Mining of Copper & Gold in Argentina
           102,000   Intrawest                                             2,777
                     Owner/Operator of Ski Resorts
--------------------------------------------------------------------------------
                                                                          90,152
                     >SOUTH AFRICA: 0.7%
         3,500,000   Edgars Consolidated Stores                           17,461
                     Leading Retail Conglomerate

                                                                  --------------
OTHER COUNTRIES: TOTAL                                                   213,758
--------------------------------------------------------------------------------
LATIN AMERICA: 7.7%
                     >BRAZIL: 3.1%
           640,000   Natura Cosmeticos                                    25,617
                     Direct Retailer of Cosmetics
         8,800,000   Caemi Mine                                           14,010
                     Iron Ore/Kaolin Producer
           280,000   America Latina Logistics                             11,145
                     Rail Operator in Brazil & Argentina
         1,000,000   Porto Seguro                                          9,962
                     Auto & Life Insurance
           500,000   Ultrapar                                              8,534
                     Specialty Chemicals & Liquid Propane Gas Distribution
           943,000   Suzano                                                5,323
                     Pulp & Paper Producer
           375,000   Obrascon Huarte (b)                                   3,896
                     Tollroads
           200,000   Diagnosticos (b)                                      3,139
                     Medical Diagnostic Services
--------------------------------------------------------------------------------
                                                                          81,626


NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                            VALUE (000)
--------------------------------------------------------------------------------
                     >MEXICO: 1.8%
           660,000   Grupo Aeroportaurio Del Sureste                     $26,334
                     Cancun & Cozumel Airport Operator
         3,000,000   Consorcio ARA                                        11,393
                     Affordable Housing Builder
         1,400,000   URBI Desarrollo (b)                                  10,401
                     Affordable Housing Builder
--------------------------------------------------------------------------------
                                                                          48,128
                     >ARGENTINA: 1.7%
           316,000   Tenaris                                              43,557
                     Steel Pipe for Oil Wells & Pipelines
--------------------------------------------------------------------------------

                     >CHILE: 1.1%
           160,000   Sociedad Quimica Y Minera de Chile                   20,198
                     Producer of Specialty Fertilizers, Lithium & Iodine
           300,000   CorpBanca                                             8,967
                     Consumer & SME Banking
--------------------------------------------------------------------------------
                                                                          29,165
                                                                  --------------
LATIN AMERICA: TOTAL                                                     202,476

TOTAL COMMON STOCKS AND OTHER                                     --------------
   EQUITY-LIKE SECURITIES: 95.7%                                       2,523,510
   (COST: $1,608,025)

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS: 4.8%
$           55,000   Countrywide Financial Corp
                     3.75% - 3.80%
                     Due 10/04/05 - 10/05/05                              54,980
            41,000   Citigroup Funding 3.80%
                     Due 10/06/05 - 10/07/05                              40,976
            28,000   HSBC Finance Corp 3.75%
                     Due 10/03/05                                         27,994
             3,370   Repurchase Agreement with State
                        Street Bank & Trust Dated
                        9/30/05, Due 10/03/05 at
                        3.60% Collateralized by
                        Federal Home Loan Mortgage
                        Notes, Maturing 8/03/15
                        Market Value $3,440
                        (Repurchase proceeds: $3,371)                      3,370
--------------------------------------------------------------------------------
                        (AMORTIZED COST: $127,320)                       127,320

                                                                  --------------
TOTAL INVESTMENTS: 100.5%                                              2,650,830
   (COST: $1,735,345)(A)(C)


CASH AND OTHER ASSETS LESS LIABILITIES: (0.5%)                          (13,013)

                                                                  --------------
TOTAL NET ASSETS: 100%                                            $    2,637,817
================================================================================

Columbia Acorn International
        >Statement of Investments (Unaudited), continued

--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

* Security Valuation:

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

(a) At September 30, 2005, for federal income tax purpose cost of investments was $1,735,345 and net unrealized appreciation was $915,485 consisting of gross unrealized appreciation of $964,190 and gross unrealized depreciation of $48,705.
(b)  Non-income producing security.
(c) On September 30, 2005, the Fund's total investments were denominated in currencies as follows:

                                                        % of
                                                       Total
     Currency                             Value   Net Assets
     --------------------------------------------------------
     Euro                            $  971,519         36.8%
     British Pounds                     336,811         12.8
     US Dollar                          274,753         10.4
     Japanese Yen                       250,916          9.5
     Other currencies less than
     5% of total net assets             816,831         31.0
                                     ----------       -------
                                     $2,650,830        100.5%
                                     ==========       =======

Columbia Acorn USA
>Statement of Investments (Unaudited), September 30, 2005

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                                                         COMMON STOCKS AND OTHER
                                                   EQUITY-LIKE SECURITIES: 89.6%
--------------------------------------------------------------------------------
INFORMATION: 27.7%
                     >BUSINESS/CONSUMER SOFTWARE: 6.9%
           451,200   Micros Systems (b)                                  $19,740
                     Information Systems for Restaurants & Hotels
           974,000   JDA Software (b)                                     14,785
                     Applications/Software & Services for Retailers
         1,850,000   Novell (b)                                           13,783
                     Directory, Operating System & Identity
                     Management Software
           266,650   Kronos (b)                                           11,903
                     Labor Management Solutions
           405,800   SSA Global Technologies (b)                           7,142
                     Enterprise Resource Planning (ERP) Software
           385,900   MRO Software (b)                                      6,499
                     Enterprise Maintenance Software
            60,000   Maximus                                               2,145
                     Outsourcer For Government
           248,500   Parametric Technology (b)                             1,732
                     Engineering Software & Services
            13,300   Witness Systems (b)                                     278
                     Customer Experience Management Software
--------------------------------------------------------------------------------
                                                                          78,007
                     >TELECOMMUNICATION SERVICES: 6.4%
         1,005,000   Crown Castle International (b)                       24,753
                     Communication Towers
           351,605   Alltel (Acquirer of Western Wireless)                22,893
                     Cellular & Wireline Telephone Services
           490,000   American Tower (b)                                   12,225
                     Communication Towers in USA & Mexico
           233,800   Commonwealth Telephone                                8,814
                     Rural Phone Franchises & CLEC
           300,000   Time Warner Telecom (b)                               2,340
                     Facilities Based End-to-End CLEC
            10,000   Telephone and Data Systems                              390
                     Cellular & Wireline Telephone Services
--------------------------------------------------------------------------------
                                                                          71,415
                     >COMPUTER HARDWARE/
                     SEMICONDUCTORS/RELATED
                     EQUIPMENT: 4.0%
           260,000   Unova (b)                                             9,095
                     Barcode & Wireless LAN Systems
           670,000   Entegris (b)                                          7,571
                     Semiconductor Wager Shipping & Handling Products
           570,000   Symbol Technologies                                   5,518
                     Mobile Computers & Barcode Scanners
           474,890   Integrated Device Technology
                     (formerly known as Integrated
                     Circuit Systems) (b)                                  5,100
                     Communications Semiconductors
            99,000   Zebra Technologies (b)                                3,870
                     Bar Code Printers
            95,000   Amphenol                                              3,832
                     Electronic Connectors
           424,100   Seachange International (b)                           2,697
                     Systems for Video on Demand & Ad Insertion
            70,000   Littelfuse (b)                                        1,969
                     Little Fuses


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
           100,000   Belden CDT                                           $1,943
                     Specialty Cable
            40,000   Rogers (b)                                            1,548
                     PCB Laminates & High Performance Foams
            29,300   Nice Systems (Israel) (b)                             1,324
                     Audio & Video Recording Solutions
--------------------------------------------------------------------------------
                                                                          44,467
                     >TELECOMMUNICATIONS EQUIPMENT: 2.0%
         1,575,000   Tellabs (b)                                          16,569
                     Telecommunications Equipment
           310,000   Andrew (b)                                            3,456
                     Wireless Infrastructure Equipment
           300,000   Symmetricom (b)                                       2,322
                     Network Timing & Synchronization Devices
--------------------------------------------------------------------------------
                                                                          22,347
                     >BUSINESS INFORMATION/BUSINESS SERVICES/PUBLISHING: 1.9%
           530,000   Ceridian (b)                                         10,998
                     HR Services & Payment Processing
           102,800   Getty Images (b)                                      8,845
                     Photographs for Publications & Electronic Media
            98,300   Navigant Consulting (b)                               1,883
                     Financial Consulting Firm
--------------------------------------------------------------------------------
                                                                          21,726
                     >BROADCASTING: 1.9%
           443,100   Salem Communications, Cl. A (b)                       8,171
                     Radio Stations for Religious Programming
           810,000   Entravision Communications (b)                        6,375
                     Spanish Language TV, Radio & Outdoor
           695,000   Spanish Broadcasting (b)                              4,990
                     Spanish Language Radio Stations
           138,500   Gray Television                                       1,467
                     Mid Market Affiliated TV Stations
--------------------------------------------------------------------------------
                                                                          21,003
                     >TRANSACTION PROCESSORS: 1.6%
           211,640   Global Payments                                      16,449
                     Credit Card Processor
           143,100   Pegasus Systems (b)                                   1,285
                     Transaction Processor for Hotel Industry
--------------------------------------------------------------------------------
                                                                          17,734
                     >INSTRUMENTATION: 0.9%
           140,000   Mettler Toledo (b)                                    7,137
                     Laboratory Equipment
            90,000   Trimble Navigation (b)                                3,032
                     GPS-Based Instruments
--------------------------------------------------------------------------------
                                                                          10,169
                     >COMPUTER SERVICES: 0.8%
           786,000   RCM Technologies (b)(c)                               4,724
                     Technology Engineering Services
         1,005,500   AnswerThink Consulting (b)                            3,921
                     I/T Integration & Best Practice Research
           200,000   Igate Capital (b)                                       726
                     I/T & BPO Outsourcing Services
--------------------------------------------------------------------------------
                                                                           9,371
                     >INTERNET: 0.4%
           285,000   ValueClick (b)                                        4,871
                     Internet Advertising
--------------------------------------------------------------------------------

Columbia Acorn USA
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >TELEVISION PROGRAMMING/CATV: 0.4%
           434,400   Lions Gate Entertainment (b)                         $4,144
                     Film & TV Studio
--------------------------------------------------------------------------------

                     >ELECTRONICS DISTRIBUTION: 0.3%
            60,000   CDW                                                   3,535
                     Technology Reseller
--------------------------------------------------------------------------------

                     >CONTRACT MANUFACTURING: 0.2%
           117,700   Plexus (b)                                            2,011
                     Electronic Manufacturing Services
--------------------------------------------------------------------------------

                                                                  --------------
INFORMATION: TOTAL                                                       310,800
--------------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 15.9%
                     >RETAIL: 6.1%
           350,000   Abercrombie & Fitch                                  17,447
                     Teen Apparel Retailer
           230,000   Chico's FAS (b)                                       8,464
                     Women's Specialty Retailer
           395,750   Aeropostale (b)                                       8,410
                     Mall Based Teen Retailer
           360,000   Petco Animal Supplies (b)                             7,618
                     Pet Supplies & Services
           190,000   Michaels Stores                                       6,281
                     Craft & Hobby Specialty Retailer
           212,500   Ann Taylor (b)                                        5,642
                     Women's Apparel Retailer
           393,750   Christopher & Banks                                   5,461
                     Women's Apparel Retailer
            95,000   Genesco (b)                                           3,538
                     Multi-Concept Branded Footwear Retailer
           100,000   Sports Authority (b)                                  2,944
                     Sporting Goods Stores
           141,200   Brookstone (b)                                        2,816
                     Specialty Consumer Product Retailer
--------------------------------------------------------------------------------
                                                                          68,621
                     >CONSUMER SERVICES: 3.3%
           416,000   ITT Educational Services (b)                         20,530
                     Postsecondary Degree Programs
           435,000   Coinstar (b)                                          8,052
                     Owner/Operator of Coin Counting Machines
           371,700   Central Parking                                       5,557
                     Owner, Operator & Manager of Parking Lots & Garages
            60,000   Weight Watchers (b)                                   3,095
                     Weight Loss Programs
--------------------------------------------------------------------------------
                                                                          37,234
                     >NONDURABLES: 1.9%
           226,200   Scotts Miracle-Gro                                   19,890
                     Consumer Lawn & Garden Products
           100,000   Prestige Brands (b)                                   1,232
                     OTC, Household & Personal Care Products
--------------------------------------------------------------------------------
                                                                          21,122
                     >ENTERTAINMENT/LEISURE PRODUCTS: 1.7%
           301,300   International Speedway Motors                        15,809
                     Largest Motorsport Racetrack Owner & Operator

--------------------------------------------------------------------------------


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

           195,000   Callaway Golf                                        $2,943
                     Premium Golf Clubs & Balls
            10,400   Polaris Industries                                      515
                     Leisure Vehicles & Related Products
--------------------------------------------------------------------------------
                                                                          19,267
                     >APPAREL: 1.5%
           194,200   Oxford Industries                                     8,762
                     Branded & Private Label Apparel
           168,000   Coach (b)                                             5,268
                     Designer & Retailer of Branded Leather Accessories
            62,000   Steven Madden (b)                                     1,421
                     Wholesaler/Retailer of Fashion Footwear
            20,300   Carter's (b)                                          1,153
                     Children's Branded Apparel
--------------------------------------------------------------------------------
                                                                          16,604
                     >FURNITURE: 1.1%
           100,000   HNI                                                   6,022
                     Office Furniture & Fireplaces
            85,000   Herman Miller                                         2,576
                     Office Furniture
            60,000   American Woodmark                                     2,016
                     Kitchen Cabinet Manufacturer
            20,000   Mohawk Industries (b)                                 1,605
                     Carpet & Flooring
--------------------------------------------------------------------------------
                                                                          12,219
                     >CASINOS: 0.1%
           162,900   Alliance Gaming (b)                                   1,767
                     Diversified Gaming Company
--------------------------------------------------------------------------------

                     >RESTAURANTS: 0.1%
            53,300   Sonic (b)                                             1,458
                     Drive-in Restaurants
--------------------------------------------------------------------------------

                     >FOOD & BEVERAGES: 0.1%
            37,000   NBTY (b)                                                870
                     Vitamins & Supplements
--------------------------------------------------------------------------------

                                                                  --------------
CONSUMER GOODS/SERVICES: TOTAL                                           179,162
--------------------------------------------------------------------------------
HEALTH CARE: 14.2%
                     >MEDICAL EQUIPMENT: 4.9%
           573,000   Edwards Lifesciences (b)                             25,447
                     Heart Valves
           221,300   Diagnostic Products                                  11,669
                     Immunodiagnostic Kits
           220,000   Viasys Healthcare (b)                                 5,498
                     Respiratory & Neurology Medical Equipment
            94,171   Advanced Medical Optics (b)                           3,574
                     Medical Devices for Eye Care
           115,700   ICU Medical (b)                                       3,328
                     Intravenous Therapy Products
           110,000   Intermagnetics General (b)                            3,073
                     MRI Equipment
           100,000   Arrow International                                   2,820
                     Disposable Catheters
--------------------------------------------------------------------------------
                                                                          55,409

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >SERVICES: 4.8%
           300,000   Charles River Laboratories (b)                      $13,086
                     Pharmaceutical Research
           133,250   Coventry Health Care (b)                             11,462
                     PPO Network
           246,800   Lincare Holdings (b)                                 10,131
                     Home Health Care Services
           405,000   Serologicals (b)                                      9,137
                     Blood Collection & Antibody Production
           423,800   NDCHealth Group                                       8,018
                     Health Claims Processing & Drug Marketing Services
           100,000   Dendrite International (b)                            2,009
                     Software for Pharmaceutical Sales Force
--------------------------------------------------------------------------------
                                                                          53,843
                     >BIOTECHNOLOGY/DRUG DELIVERY: 2.8%
           189,000   Neurocrine Biosciences (b)                            9,297
                     Drugs for Sleep, Diabetes, MS & Endometriosis
           360,000   Nektar Therapeutics (b)                               6,102
                     Drug Delivery Technologies
           455,000   Ligand Pharmaceuticals (b)                            4,612
                     Drugs for Pain, Cancer, Osteoporosis, & Diabetes
           260,000   AtheroGenics (b)                                      4,168
                     Drugs for Atherosclerosis, Rheumatoid Arthritis, Asthma
           100,000   Momenta Pharmaceuticals (b)                           2,725
                     Sugar Analysis Technology for Drug Design
           235,000   Exelixis (b)                                          1,802
                     Treatments for Cancer & Metabolic Disorders
           300,000   Lexicon Genetics (b)                                  1,194
                     Drug Discovery
           375,000   Locus Discovery, Series D, Pfd. (d)(e)                  750
                     High Throughput Rational Drug Design
           363,636   Metabolex, Series F (d)(e)                               99
                     Drugs for Diabetes
--------------------------------------------------------------------------------
                                                                          30,749
                     >MEDICAL SUPPLIES: 1.1%
           222,800   Techne (b)                                           12,695
                     Cytokines, Antibodies, Other Reagents For Life Sciences
--------------------------------------------------------------------------------

                     >PHARMACEUTICALS: 0.6%
           245,500   Par Pharmaceuticals (b)                               6,535
                     Generics
--------------------------------------------------------------------------------

                                                                  --------------
HEALTH CARE: TOTAL                                                       159,231
--------------------------------------------------------------------------------
ENERGY/MINERALS: 12.8%
                     >OIL SERVICES: 6.8%
           635,000   Chicago Bridge & Iron                                19,742
                     Engineering & Construction for Petrochemicals & LNG
           401,700   FMC Technologies (b)                                 16,916
                     Oil & Gas Well Head Manufacturer
           300,000   Pride International (b)                               8,553
                     Offshore Drilling Contractor
           941,000   Newpark Resources (b)                                 7,923
                     Drilling Fluid Services to Oil & Gas Industry
           242,000   Layne Christensen (b)                                 5,699
                     Water/Mineral Driller & Coal Seam Gas Producer
           266,800   Pioneer Drilling (b)                                  5,208
                     Oil & Gas Well Driller


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
            76,500   Carbo Ceramics                                       $5,048
                     Natural Gas Well Stimulants
           355,000   Hanover Compressor (b)                                4,920
                     Natural Gas Compressor Rental
           135,000   Key Energy Services (b)                               1,991
                     Oil & Gas Well Workover Services
--------------------------------------------------------------------------------
                                                                          76,000
                     >OIL & GAS PRODUCERS: 4.4%
           525,000   Quicksilver Resources (b)                            25,090
                     Natural Gas & Coal Seam Gas Producer
           272,000   Western Gas                                          13,935
                     Oil & Coal Seam Gas Producer
           104,200   Southwestern Energy (b)                               7,648
                     Natural Gas Producer
           450,000   Vaalco Energy (b)                                     1,818
                     Oil & Gas Producer
            70,000   McMoran Exploration (b)                               1,361
                     Natural Gas Producers & LNG Developer
--------------------------------------------------------------------------------
                                                                          49,852
                     >DISTRIBUTION/MARKETING/REFINING: 1.6%
           245,000   Oneok                                                 8,335
                     Natural Gas Utility, Marketing & Processing
           193,000   Atmos Energy                                          5,452
                     Natural Gas Utility
           111,200   Equitable Resources                                   4,343
                     Natural Gas Producer & Utility
--------------------------------------------------------------------------------
                                                                          18,130

                                                                  --------------
ENERGY/MINERALS: TOTAL                                                   143,982
--------------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 9.7%
                     >MACHINERY: 5.6%
           564,000   Esco Technologies (b)                                28,239
                     Automatic Electric Meter Readers
           414,000   Pentair                                              15,111
                     Pumps, Water Treatment & Tools
           365,100   Nordson                                              13,885
                     Dispensing Systems for Adhesives & Coatings
           110,000   Ametek                                                4,727
                     Aerospace/Industrial Instruments
            50,000   Kaydon                                                1,421
                     Specialized Friction & Motion Control Products
--------------------------------------------------------------------------------
                                                                          63,383
                     >INDUSTRIAL GOODS: 1.7%
           347,200   Genlyte Group (b)                                    16,693
                     Commercial Lighting Fixtures
            94,000   Donaldson                                             2,870
                     Industrial Air Filtration
--------------------------------------------------------------------------------
                                                                          19,563
                     >CONSTRUCTION: 1.0%
           169,050   Florida Rock Industries                              10,834
                     Concrete & Aggregates
--------------------------------------------------------------------------------

                     >SPECIALTY CHEMICALS/INDUSTRIAL
                     MATERIALS: 0.6%
           337,500   Spartech                                              6,595
                     Plastics Distribution & Compounding
--------------------------------------------------------------------------------

Columbia Acorn USA
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >OUTSOURCING SERVICES: 0.5%
           400,000   Quanta Services (b)                                  $5,104
                     Electrical & Telecom Construction Services
--------------------------------------------------------------------------------

                     >INDUSTRIAL DISTRIBUTION: 0.3%
           113,000   Nuco2 (b)                                             2,910
                     Bulk CO2 Gas Distribution to Restaurants
--------------------------------------------------------------------------------

                     >INDUSTRIAL SERVICES: 0.0%
            24,000   Clark                                                   404
                     Executive Compensation & Benefits Consulting
--------------------------------------------------------------------------------

                                                                  --------------
INDUSTRIAL GOODS/SERVICES: TOTAL                                         108,793
--------------------------------------------------------------------------------
FINANCE: 7.7%
                     >FINANCE COMPANIES: 3.5%
         1,091,500   AmeriCredit (b)                                      26,054
                     Auto Lending
           520,200   World Acceptance (b)                                 13,218
                     Personal Loans
--------------------------------------------------------------------------------
                                                                          39,272
                     >INSURANCE: 2.5%
           645,000   HCC Insurance Holdings                               18,402
                     Specialty Insurance
            14,000   Markel (b)                                            4,627
                     Specialty Insurance
            35,000   Philadelphia Consolidated Holding (b)                 2,972
                     Specialty Insurance
            91,000   United America Indemnity (b)                          1,670
                     Specialty Insurance
--------------------------------------------------------------------------------
                                                                          27,671
                     >BANKS: 1.4%
           263,000   TCF Financial                                         7,035
                     Great Lakes Bank
           197,656   Chittenden                                            5,240
                     Vermont & Western Massachusetts Bank
            50,000   Associated Banc-Corp                                  1,524
                     Midwest Bank
            45,000   Greene County Bancshares                              1,165
                     Tennessee Bank
            20,000   First Financial BankShares                              697
                     West Texas Bank
            30,000   West Bancorporation                                     556
                     Des Moines Commercial Bank
--------------------------------------------------------------------------------
                                                                          16,217
                     >SAVINGS & LOAN: 0.3%
           116,400   Anchor Bancorp Wisconsin                              3,431
                     Wisconsin Thrift
--------------------------------------------------------------------------------

                                                                  --------------
FINANCE: TOTAL                                                            86,591


NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                            VALUE (000)
--------------------------------------------------------------------------------
OTHER INDUSTRIES: 1.6%
                     >TRANSPORTATION: 0.6%
           361,700   Heartland Express                                    $7,357
                     Regional Dry Van Trucker
--------------------------------------------------------------------------------

                     >WASTE MANAGEMENT: 0.6%
           177,800   Waste Connections (b)                                 6,237
                     US Garbage Collection & Disposal
--------------------------------------------------------------------------------

                     >REAL ESTATE: 0.2%
           100,000   Crescent Real Estate Equities                         2,051
                     Class A Office Buildings
            35,000   Highland Hospitality                                    359
                     Hotel Owner
             8,500   American Campus Communities                             204
                     Student Housing/Apartments
--------------------------------------------------------------------------------
                                                                           2,614
                     >REGULATED UTILITIES: 0.2%
            90,000   Northeast Utilities                                   1,796
                     Regulated Electric Utility
--------------------------------------------------------------------------------

                                                                  --------------
OTHER INDUSTRIES: TOTAL                                                   18,004

                                                                  --------------
TOTAL COMMON STOCKS AND
 OTHER EQUITY-LIKE SECURITIES: 89.6%                                   1,006,563
  (COST: $676,052)

SHORT-TERM OBLIGATIONS: 10.5%
$           50,000   Countrywide Financial
                     Funding 3.75% - 3.80%
                     Due 10/04/05 - 10/05/05                              49,982
            43,000   Citigroup Funding 3.80%
                     Due 10/06/05 - 10/07/05                              42,975
            23,000   HSBC Finance Corp 3.75%
                     Due 10/03/05                                         22,995
             1,815   Repurchase Agreement with State
                        Street Bank & Trust Dated
                        9/30/05, Due 10/03/05 at
                        3.60% Collateralized by
                        Federal Home Loan Mortgage
                        Notes, Maturing
                        8/03/15 Market Value $1,856
                        (Repurchase proceeds: $1,816)                      1,815
--------------------------------------------------------------------------------
                        (AMORTIZED COST: $117,767)                       117,767
                                                                  --------------
TOTAL INVESTMENTS: 100.1%                                              1,124,330
                     (COST: $793,819)(A)

CASH AND OTHER ASSETS LESS LIABILITIES: (0.1%)                             (576)

                                                                  --------------
TOTAL NET ASSETS: 100%                                            $    1,123,754
================================================================================

--------------------------------------------------------------------------------
>Notes to Statements of Investments (in thousands)

* Security Valuation:

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

(a) At September 30, 2005, for federal income tax purposes cost of investments was $793,819 and net unrealized appreciation was $330,511 consisting of gross unrealized appreciation of $367,874 and gross unrealized depreciation of $37,363.
(b)  Non-income producing security.
(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On September 30, 2005, the Fund held five percent or more of the outstanding voting securities of the following company:

     RCM Technologies                    6.88%

     The aggregate cost and value of this company at September 30, 2005, was $5,636 and $4,724, respectively. Investments in this affiliate company represent 0.4% of total net assets at September 30, 2005, respectively. Investment activity and income amounts relating to affiliates during the nine months ended September 30, 2005, were as follows:

                    Dividend Income                    $   --
                    Net realized gain or loss          $   --

                    Purchases                          $   --
                    Proceeds from sales                $   --

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At September 30, 2005, these securities (in thousands) amounted to $849 which represents 0.08% of total net assets.

     Additional information on these securities is as follows:

                                     ACQUISITION
SECURITY                                 DATES      SHARES (000)       COST (000)      VALUE (000)
-----------------------------------------------------------------------------------------------------
Locus Discovery, Series D, Pfd.       09/05/01              375           $1,500             $750
Metabolex, Series F                   05/11/00              364            2,000               99
                                                                          ------             ----
                                                                          $3,500             $849
                                                                          ======             ====

(e) Represents fair value as determined in good faith under procedures by the Board of Trustees.

Columbia Acorn International Select
        >Statement of Investments (Unaudited), September 30, 2005

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                                                            COMMON STOCKS: 93.4%
--------------------------------------------------------------------------------
EUROPE: 58.5%
                     >UNITED KINGDOM/IRELAND: 19.3%
           192,000   Exel                                                 $4,157
                     Global Logistics & Freight Forwarding
           245,175   Anglo Irish Bank (Ireland)                            3,340
                     Small Business & Middle Market Banking
           160,600   IAWS (Ireland)                                        2,328
                     Baked Goods
           150,000   William Hill                                          1,543
                     UK Betting Services
           400,000   Compass Group                                         1,456
                     International Concession & Contract Caterer
           105,000   Grafton Group (Ireland) (b)                           1,061
                     Building Materials Wholesaling & DIY Retailing
            40,000   Intermediate Capital                                    868
                     European Provider of Mezzanine Capital
            80,000   British Sky Broadcasting                                791
                     Direct Satellite Broadcasting
            25,000   Kerry (Ireland)                                         585
                     Consumer Foods & Food Ingredients
           170,000   Cobham                                                  475
                     Aerospace Components
--------------------------------------------------------------------------------
                                                                          16,604
                     >FRANCE/BELGIUM: 12.4%
            33,000   Neopost                                               3,201
                     Postage Meter Machines
           170,000   SES Global                                            2,669
                     Satellite Broadcasting Services
            27,000   Imerys                                                2,005
                     Industrial Minerals Producer
            20,000   Essilor International                                 1,657
                     Eyeglass Lenses
            34,000   Belgacom (Belgium)                                    1,154
                     Telecom Service Provider
--------------------------------------------------------------------------------
                                                                          10,686
                     >SWITZERLAND: 11.7%
            10,200   Kuehne & Nagel                                        2,525
                     Freight Forwarding/Logistics
            14,000   Swatch Group                                          1,930
                     Watch & Electronics Manufacturer
            14,500   Synthes                                               1,697
                     Products for Orthopedic Surgery
             1,900   Geberit International                                 1,383
                     Plumbing Supplies
             2,300   Schindler                                               895
                     Elevator Manufacturer & Service Provider
            12,100   BKW Energie                                             870
                     Electric Utility
             1,200   Givaudan                                                769
                     Industrial Fragrances & Flavors
--------------------------------------------------------------------------------
                                                                          10,069
                     >GERMANY: 5.0%
           132,000   Depfa Bank                                            2,118
                     International Public Sector Finance
            13,000   Deutsche Boerse                                       1,243
                     Trading, Clearing & Settlement Services for
                     Financial Markets


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

            24,000   Rhoen-Klinikum                                         $923
                     Hospital Management
--------------------------------------------------------------------------------
                                                                           4,284
                     >NORWAY: 3.0%
           157,500   Den Norske Bank                                       1,624
                     Largest Norwegian Bank
            26,000   Orkla                                                   987
                     Food & Diversified Consumer Goods
--------------------------------------------------------------------------------
                                                                           2,611
                     >CZECH REPUBLIC: 2.9%
            16,840   Komercni Banka                                        2,454
                     Leading Czech Universal Bank
--------------------------------------------------------------------------------

                     >SPAIN: 2.4%
            73,000   Red Electrica                                         2,085
                     Spanish Power Grid
--------------------------------------------------------------------------------

                     >SWEDEN: 1.0%
            56,000   Gambro                                                  849
                     Products/Services for Renal Care
--------------------------------------------------------------------------------

                     >DENMARK: 0.9%
            15,000   Novozymes                                               774
                     Industrial Enzymes
--------------------------------------------------------------------------------

                                                                  --------------
EUROPE: TOTAL                                                             50,416
--------------------------------------------------------------------------------
ASIA: 21.2%
                     >JAPAN: 15.9%
            48,000   Daito Trust Construction                              2,109
                     Apartment Builder
            68,000   Shimano                                               1,841
                     Bicycle Components & Fishing Tackle
             2,000   Jupiter Telecommunications (b)                        1,732
                     Largest Cable Service Provider in Japan
            48,600   Hoya (b)                                              1,651
            16,200   Hoya                                                    541
                     Opto-Electrical Components & Eyeglass Lenses
            34,000   Ito En                                                1,593
                     Bottled Tea & Other Beverages
            77,000   Ushio                                                 1,563
                     Industrial Light Sources
            11,000   Funai Electric                                          976
                     Consumer Electronics
           181,800   Hiroshima Bank                                          975
                     Regional Bank
            94,000   Bank of Yokohama                                        716
                     Regional Bank
--------------------------------------------------------------------------------
                                                                          13,697
>HONG KONG/CHINA: 3.6%
           650,000   Hong Kong Exchanges & Clearing                        2,234
                     Hong Kong Equity & Derivatives Operator
         2,000,000   Global Bio-Chem Technology
                     Group (China)                                           910
                     Refiner of Corn-Based Commodities
--------------------------------------------------------------------------------
                                                                           3,144

Columbia Acorn International Select
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >SINGAPORE: 1.7%
         1,600,000   Comfort Del Gro                                      $1,423
                     Taxi & Mass Transit Service
--------------------------------------------------------------------------------

                                                                  --------------
ASIA: TOTAL                                                               18,264
--------------------------------------------------------------------------------
LATIN AMERICA: 5.9%
                     >ARGENTINA: 5.9%
            37,000   Tenaris                                               5,100
                     Steel Pipe for Oil Wells & Pipelines
--------------------------------------------------------------------------------

                                                                  --------------
LATIN AMERICA: TOTAL                                                       5,100
--------------------------------------------------------------------------------
OTHER COUNTRIES: 7.8%
                     >CANADA: 5.3%
           300,000   Kinross Gold (b)                                      2,307
                     Gold Mining
            47,000   Talisman Energy                                       2,302
                     Oil & Gas Producer
--------------------------------------------------------------------------------
                                                                           4,609
                     >AUSTRALIA: 2.5%
           330,000   Lion Nathan                                           2,114
                     Beer Brewer/Distributor
--------------------------------------------------------------------------------

                                                                  --------------
OTHER: TOTAL                                                               6,723

                                                                  --------------
TOTAL COMMON STOCKS: 93.4%                                                80,503
                     (COST: $57,636)


PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATION: 7.1%
$            6,128   Repurchase Agreement with
                        State Street Bank & Trust
                        Dated 9/30/05, Due 10/03/05
                        at 3.60% Collateralized by
                        Federal Home Loan Mortgage
                        Notes, Maturing 8/03/15
                        Market Value $6,254
                        (Repurchase proceeds:
                        $6,130)                                           $6,128
--------------------------------------------------------------------------------
                     (COST: $6,128)                                        6,128

                                                                  --------------
TOTAL INVESTMENTS: 100.5%                                                 86,631
                     (COST: $63,764)(A)(C)


CASH AND OTHER ASSETS LESS LIABILITIES: (0.5%)                             (483)

                                                                  --------------
TOTAL NET ASSETS: 100%                                            $       86,148
================================================================================

>Notes to Statement of Investments (in thousands)

* Security Valuation:

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

(a) At September 30, 2005, for federal income tax purposes cost of investments was $63,764 and net unrealized appreciation was $22,867 consisting of gross unrealized appreciation of $25,843 and gross unrealized depreciation of $2,976.
(b)  Non-income producing security.
(c) On September 30, 2005, the Fund's total investments were denominated in currencies as follows:

                                                                      % OF TOTAL
CURRENCY                                                 VALUE        NET ASSETS
--------------------------------------------------------------------------------
Euro                                                   $24,369             28.3%
Japanese Yen                                            13,697             15.9
US Dollar                                               11,228             13.0
Swiss Franc                                             10,069             11.7
British Pounds                                           9,290             10.8
Canadian Dollar                                          4,609              5.3
Other currencies less than 5% of total net assets       13,369             15.5
                                                       -------            ------
                                                       $86,631            100.5%
                                                       =======            ======

Columbia Acorn Select
        >Statement of Investments (Unaudited), September 30, 2005

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS: 91.7%
--------------------------------------------------------------------------------
INFORMATION: 28.4%
                     >TELECOMMUNICATIONS EQUIPMENT: 5.9%
         9,275,000   Tellabs (b)                                         $97,573
                     Telecommunications Equipment
--------------------------------------------------------------------------------

                      >TELEVISION PROGRAMMING/CATV: 4.7%
         2,075,000   Discovery Holding (b)                                29,963
                     CATV Programming
           896,350   Liberty Global, Series A (b)                         24,273
           896,350   Liberty Global, Series C (b)                         23,081
                     CATV Holding Company
--------------------------------------------------------------------------------
                                                                          77,317
                     >BUSINESS SOFTWARE: 4.3%
         5,000,000   Novell (b)                                           37,250
                     Directory, Operating System & Identity
                     Management Software
           842,000   Avid Technology (b)                                  34,859
                     Digital Nonlinear Editing Software & Systems
--------------------------------------------------------------------------------
                                                                          72,109
                     >MOBILE COMMUNICATIONS: 3.5%
         2,350,000   American Tower (b)                                   58,632
                     Communication Towers in USA & Mexico
--------------------------------------------------------------------------------

                     >INTERNET: 3.5%
         9,600,000   Skillsoft Publishing (b)(c)                          43,968
                     Provider of Web-Based Learning Solutions (E-Learning)
           544,000   IAC/Interactive (b)                                  13,790
                     Dominate Internet Middleman
--------------------------------------------------------------------------------
                                                                          57,758
                     >ELECTRONICS DISTRIBUTION: 2.4%
           690,000   CDW                                                  40,655
                     Technology Reseller
--------------------------------------------------------------------------------

                     >INSTRUMENTATION: 2.1%
         1,400,000   Tektronix                                            35,322
                     Analytical Instruments
--------------------------------------------------------------------------------

                     >PUBLISHING: 1.6%
           775,000   Tribune Company                                      26,265
                     Newspapers & TV Stations
--------------------------------------------------------------------------------

                     >COMPUTER SERVICES: 0.4%
         1,606,186   AnswerThink Consulting (b)                            6,264
                     I/T Integration & Best Practice Research
--------------------------------------------------------------------------------

                                                                  --------------
INFORMATION: TOTAL                                                       471,895
--------------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 26.8%
    >RETAIL: 11.4%
         3,275,000   Safeway                                              83,840
                     Retail Food & Drug Stores
         1,375,000   Abercrombie & Fitch                                  68,544
                     Teen Apparel Retailer
           845,000   Costco                                               36,411
                     Warehouse Superstores
--------------------------------------------------------------------------------
                                                                         188,795


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >CONSUMER SERVICES: 7.0%
         1,600,000   ITT Educational Services (b)                        $78,960
                     Postsecondary Degree Programs
           728,000   Weight Watchers (b)                                  37,550
                     Weight Loss Program
--------------------------------------------------------------------------------
                                                                         116,510
                     >LEISURE VEHICLES: 3.1%
         1,050,000   Harley-Davidson                                      50,862
                     Motorcycles & Related Merchandise
--------------------------------------------------------------------------------

                     >FURNITURE & MANUFACTURERS: 2.6%
         1,400,000   Coach (b)                                            43,904
                     Designer & Retailer of Branded Leather Accessories
--------------------------------------------------------------------------------

                     >ENTERTAINMENT: 2.1%
           670,000   International Speedway Motors                        35,155
                     Largest Motorsport Racetrack Owner & Operator
--------------------------------------------------------------------------------

                     >TRAVEL: 0.6%
           544,000   Expedia (b)                                          10,777
                     Online Travel Services
--------------------------------------------------------------------------------

                                                                  --------------
CONSUMER GOODS/SERVICES: TOTAL                                           446,003
--------------------------------------------------------------------------------
FINANCE: 15.4%
                     >MONEY MANAGEMENT: 6.1%
           975,000   Nuveen Investments                                   38,405
                     Specialty Mutual Funds
         2,500,000   Janus Capital                                        36,125
                     Manages Mutual Funds
           729,500   SEI Investments                                      27,415
                     Mutual Fund Administration & Investment Management
--------------------------------------------------------------------------------
                                                                         101,945
                     >INSURANCE: 4.7%
           120,000   Markel (b)                                           39,660
                     Specialty Insurance
         1,800,000   Conseco (b)                                          37,998
                     Life, Long Term Care & Medical Supplement Insurance
--------------------------------------------------------------------------------
                                                                          77,658
                     >BANKS: 4.6%
         1,970,000   TCF Financial                                        52,697
                     Great Lakes Bank
           750,000   Associated Banc-Corp                                 22,860
                     Midwest Bank
--------------------------------------------------------------------------------
                                                                          75,557

                                                                  --------------
FINANCE: TOTAL                                                           255,160
--------------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 9.8%
                     >STEEL: 2.7%
         2,112,500   Worthington Industries                               44,426
                     Steel Processing
--------------------------------------------------------------------------------

                     >INDUSTRIAL GOODS: 2.5%
         1,081,200   Mine Safety Appliances                               41,842
                     Safety Equipment
--------------------------------------------------------------------------------

Columbia Acorn Select
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >OUTSOURCING SERVICES & TRAINING: 2.3%
         3,030,000   Quanta Services (b)                                 $38,663
                     Electrical & Telecom Construction Services
--------------------------------------------------------------------------------

                     >LOGISTICS: 2.3%
           661,000   Expeditors International
                     of Washington                                        37,532
                     International Freight Forwarder
--------------------------------------------------------------------------------

                                                                  --------------
INDUSTRIAL GOODS/SERVICES: TOTAL                                         162,463
--------------------------------------------------------------------------------
HEALTH CARE: 5.0%
                     >SERVICES: 5.0%
           530,000   Coventry Health Care (b)                             45,591
                     PPO Network
           910,000   Lincare Holdings (b)                                 37,355
                     Home Health Care Services
--------------------------------------------------------------------------------
                                                                          82,946

                                                                  --------------
HEALTH CARE: TOTAL                                                        82,946
--------------------------------------------------------------------------------
ENERGY/MINERALS: 4.3%
                      >OIL SERVICES: 4.3%
         1,854,000   Pride International (b)                              52,858
                     Offshore Drilling Contractor
           450,000   FMC Technologies (b)                                 18,949
                     Oil & Gas Well Head Manufacturer
--------------------------------------------------------------------------------
                                                                          71,807
                                                                  --------------
ENERGY/MINERALS: TOTAL                                                    71,807

OTHER INDUSTRIES: 2.0%
                     >WASTE MANAGEMENT: 2.0%
         1,175,000   Waste Management                                     33,617
                     US Garbage Collection & Disposal
--------------------------------------------------------------------------------

                                                                  --------------
OTHER INDUSTRIES: TOTAL                                                   33,617

                                                                  --------------
TOTAL COMMON STOCKS: 91.7%                                            1,523,891
                     (COST: $1,250,958)


PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 8.5%
$           60,000   HSBC Finance Corp 3.75%
                     Due 10/03/05 - 10/4/05                              $59,984
            55,000   Countrywide Financial Funding
                     3.75% - 3.80% Due
                     10/05/05 - 10/06/05                                  54,974
            24,000   Citigroup Funding 3.80% -
                     Due 10/07/05                                         23,985
             2,438   Repurchase Agreement with
                        State Street Bank & Trust
                        Dated 9/30/05, Due 10/03/05
                        at 3.60% Collateralized by
                        Federal Home Loan Mortgage
                        Notes, Maturing
                        8/03/15 Market Value $2,488
                        (Repurchase proceeds: $2,439) 2,438
--------------------------------------------------------------------------------
                     (AMORTIZED COST: $141,381)                          141,381


                                                                  --------------
TOTAL INVESTMENTS: 100.2%                                              1,665,272
                     (COST: $1,392,339)(A)


CASH AND OTHER ASSETS LESS LIABILITIES: (0.2%)                           (3,659)

                                                                  --------------
TOTAL NET ASSETS: 100%                                            $    1,661,613
================================================================================


--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

* Security Valuation:

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

(a) At September 30, 2005, for federal income tax purposes cost of investments was $1,392,339 and net unrealized appreciation was $272,933 consisting of gross unrealized appreciation of $304,930 and gross unrealized depreciation of $31,997.
(b)  Non-income producing security.
(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On September 30, 2005, the Fund held five percent or more of the outstanding voting securities of the following company:

     Skillsoft Publishing               8.98%

The aggregate cost and value of this company at September 30, 2005, was $60,530 and $43,968, respectively. Investments in this affiliate company represents 2.6% of total net assets at September 30, 2005. Investment activity and income amounts relating to affiliates during the nine months ended September 30, 2005, were as follows:

                     Dividend Income             $            --
                     Net realized gain or loss   $      (260,476)

                     Purchases                   $        13,030
                     Proceeds from sales         $     3,611,506

Columbia Thermostat Fund
        >Statement of Investments (Unaudited), September 30, 2005

NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                            VALUE (000)
--------------------------------------------------------------------------------
                     >STOCK FUNDS: 50.2%
         1,881,319   Columbia LargeCap Enhanced Core
                     Fund, Class Z                                       $25,887
         1,719,991   Columbia Dividend Income Fund,
                     Class Z                                              20,657
           545,743   Columbia Acorn Fund, Class Z                         15,608
           467,030   Columbia Acorn International,
                     Class Z                                              15,580
         1,134,953   Columbia Large Cap Value Fund,
                     Class Z                                              15,492
           476,697   Columbia Acorn Select,
                     Class Z                                              10,426
--------------------------------------------------------------------------------
                     TOTAL STOCK FUNDS
                     (COST: $93,717)                                     103,650

                     >BOND FUNDS: 49.6%
         5,734,956   Columbia Intermediate Bond Fund,
                     Class Z                                              51,271
         2,907,129   Columbia Federal Securities Fund,
                     Class Z                                              30,757
         2,410,773   Columbia Conservative High
                     Yield Fund, Class Z                                  20,540
--------------------------------------------------------------------------------
                     TOTAL BOND FUNDS
                     (COST: $103,145)                                    102,568

                     >SHORT-TERM OBLIGATIONS: 0.3%
$              599   Repurchase Agreement with State
                        Street Bank & Trust Dated
                        9/30/05, Due 10/03/05 at 3.60%
                        Collateralized by Federal
                        Home Loan Mortgage Notes,
                        Maturing 09/15/11 Market Value
                        $616 (Repurchase
                        proceeds:  $599)                                     599
--------------------------------------------------------------------------------
                        (COST: $599)                                         599

                                                                  --------------
TOTAL INVESTMENTS: 100.1%                                                206,817
                     (COST: $197,461)(A)

CASH AND OTHER ASSETS LESS LIABILITIES: (0.1%)                             (153)



TOTAL NET ASSETS: 100%                                            $      206,664
================================================================================


--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

* Security Valuation:

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

(a) At September 30, 2005, for federal income tax purposes cost of investments was $197,461 and net unrealized appreciation was $9,356 consisting of gross unrealized appreciation of $10,200 and gross unrealized depreciation of $844.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Acorn Trust
            ------------------------------------------------------------------


By (Signature and Title)            /s/ Charles P. McQuaid
                        ------------------------------------------------------
                                    Charles P. McQuaid, President

Date                                November 22, 2005
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Charles P. McQuaid
                        ------------------------------------------------------
                                    Charles P. McQuaid, President

Date                                November 22, 2005
    --------------------------------------------------------------------------


By (Signature and Title)            /s/ Bruce H. Lauer
                        ------------------------------------------------------
                                    Bruce H. Lauer, Treasurer

Date                                November 22, 2005
    --------------------------------------------------------------------------